UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04443

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

September 30, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
National Ultra-Short Municipal
Income Fund
Semiannual Report
September 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2023
Eaton Vance
National Ultra-Short Municipal Income Fund

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2023
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Julie Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	11/20/2020	05/29/1992	1.15%	2.67%	0.87%	0.80%
Class A at NAV	06/27/1996	05/29/1992	1.15	2.68	0.86	0.79
Class A with 2.25% Maximum Sales Charge	—	—	(1.09)	0.41	0.40	0.56
Class I at NAV	08/03/2010	05/29/1992	1.22	2.84	1.03	0.95

Bloomberg 1 Year Municipal Bond Index	—	—	(0.01)%	2.29%	1.04%	0.88%
% Total Annual Operating Expense Ratios[3]	Advisers Class	Class A	Class I
Gross	0.56%	0.56%	0.41%
Net	0.50	0.50	0.35
% Distribution Rates/Yields[4]	Advisers Class	Class A	Class I
Distribution Rate	3.33%	3.33%	3.48%
Taxable-Equivalent Distribution Rate	5.62	5.62	5.88
SEC 30-day Yield	3.53	3.45	3.68
Taxable-Equivalent SEC 30-day Yield	5.96	5.83	6.22
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg 1 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-2 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Advisers Class is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective August 19, 2013, the Fund changed its investment objective and policies. Prior to August 19, 2013, the Fund employed a strategy of investing in fixed-rate bonds with a dollar-weighted average portfolio duration of between three and nine years. Performance prior to August 19, 2013 reflects the Fund’s performance under its former investment objective and policies.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 7/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
Fund profile subject to change due to active management.
4

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 to September 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (4/1/23)	Ending Account Value (9/30/23)	Expenses Paid During Period* (4/1/23 – 9/30/23)	Annualized Expense Ratio
Actual
Advisers Class	$1,000.00	$1,011.50	$2.51**	0.50%
Class A	$1,000.00	$1,011.50	$2.51**	0.50%
Class I	$1,000.00	$1,012.20	$1.76**	0.35%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,022.50	$2.53**	0.50%
Class A	$1,000.00	$1,022.50	$2.53**	0.50%
Class I	$1,000.00	$1,023.25	$1.77**	0.35%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2023.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.
5

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.7%
Security	Principal Amount (000's omitted)	Value
Education — 0.7%
Grand Canyon University:
3.25%, 10/1/23	$1,450	$ 1,448,196
4.125%, 10/1/24	2,000	1,914,000
Total Corporate Bonds (identified cost $3,468,875)		$ 3,362,196

Tax-Exempt Municipal Obligations — 83.5%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.9%
Delaware Valley Regional Finance Authority, PA, 4.408%, (67% of 1 mo. SOFR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	$10,000	$ 10,001,500
Minnesota Rural Water Finance Authority, Inc., 4.375%, 4/1/25(2)	3,500	3,499,919
Missouri Public Utilities Commission, 4.00%, 12/1/24	5,000	4,966,500
		$ 18,467,919
Education — 5.8%
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/24	$3,575	$ 3,600,061
Lehigh County General Purpose Authority, PA, (Muhlenberg College), 4.56%, (SIFMA + 0.58%), 11/1/37(1)	3,315	3,312,878
Maryland Health and Higher Educational Facilities Authority, (Pooled Loan Program), (LOC: TD Bank, N.A.), 3.92%, 4/1/35(3)	1,000	1,000,000
New Jersey Educational Facilities Authority, (Institute for Advanced Study), (SPA: TD Bank, N.A.), 3.80%, 7/1/31(3)	2,300	2,300,000
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), 5.00%, 6/15/24	2,515	2,531,775
University of North Carolina at Chapel Hill, 4.208%, (67% of SOFR + 0.65%), 12/1/24 (Put Date), 12/1/41(1)	4,500	4,477,500
Washington County Authority, PA, (University of Pennsylvania), 3.85%, 7/1/34(3)	10,500	10,500,000
		$ 27,722,214
Electric Utilities — 3.8%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/25(2)	$2,400	$ 2,430,672
Philadelphia, PA, Gas Works Revenue, (LOC: TD Bank, N.A.), 3.85%, 8/1/31(3)	1,800	1,800,000
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Seattle, WA, Municipal Light and Power Revenue, 4.47%, (SIFMA + 0.49%), 11/1/46(1)	$8,000	$ 7,998,320
South Carolina Public Service Authority, Escrowed to Maturity, 5.00%, 12/1/23	5,120	5,127,731
Western Minnesota Municipal Power Agency, 5.00%, 1/1/24	550	551,243
		$ 17,907,966
Escrowed/Prerefunded — 1.0%
Alabama Federal Aid Highway Finance Authority, Prerefunded to 9/1/24, 4.00%, 9/1/32	$5,000	$ 5,009,750
		$ 5,009,750
General Obligations — 19.1%
Bergen County Improvement Authority, NJ, 4.50%, 5/31/24	$5,000	$ 5,026,150
Bristol-Plymouth Regional Vocational Technical School District, MA, 5.00%, 2/28/24	5,000	5,016,150
Charleston County School District, SC, 5.00%, 5/9/24	5,000	5,031,550
Chicago, IL, 5.00%, 1/1/24	1,760	1,762,534
Connecticut, 5.00%, 4/15/25	4,380	4,451,788
Dane County, WI, 4.00%, 6/1/24(2)	3,475	3,479,656
Detroit, MI, 5.00%, 4/1/24	1,315	1,315,658
Fulton County, GA, 5.00%, 12/29/23	5,000	5,010,100
Hamilton, OH, 4.00%, 12/28/23	4,020	4,020,161
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	1,000	1,003,420
Honolulu City and County, HI, (Honolulu Rail Transit Project), 5.00%, 3/1/25	2,500	2,539,150
Hudson County Improvement Authority, NJ, 5.00%, 7/24/24	1,500	1,510,830
Illinois:
5.00%, 7/1/24	1,000	1,005,590
5.00%, 7/1/25	1,000	1,013,760
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	2,545	2,554,824
Liberty Public School District No. 53, MO, 5.00%, 3/1/24	5,000	5,021,250
Miami-Dade County School Board, FL, 5.00%, 6/18/24	5,000	5,036,600
Nantucket, MA, 5.00%, 6/28/24	5,006	5,043,285
New York, NY:
4.17%, 4/1/42(4)	1,700	1,700,000
5.00%, 8/1/25	1,000	1,022,090
(SPA: Barclays Bank PLC), 4.80%, 10/1/46(4)	1,825	1,825,000
Parsippany-Troy Hills Township, NJ, 5.00%, 11/3/23	5,000	5,003,000
Puerto Rico, 5.375%, 7/1/25	5,000	5,053,800
Quincy, MA, 5.00%, 7/5/24	5,000	5,040,850

6
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
San Antonio, TX, 5.00%, 2/1/25	$2,665	$ 2,704,042
Toms River Township, NJ, 5.00%, 7/26/24	5,000	5,042,800
Worcester, MA, 4.50%, 2/27/24	3,732	3,742,438
		$ 90,976,476
Hospital — 9.7%
Allegheny County Hospital Development Authority, PA, (UPMC), 4.35%, (SIFMA + 0.37), 11/15/23(1)	$2,000	$ 1,998,900
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 4.58%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(1)	5,000	5,002,050
Colorado Health Facilities Authority, (Intermountain Healthcare), 4.53%, (SIFMA + 0.55%), 5/15/61(1)	3,000	2,975,490
Geisinger Authority, PA, (Geisinger Health System Foundation), 4.707%, (67% of SOFR + 1.07%), 6/1/28(1)	2,000	2,002,160
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 4.55%, (SIFMA + 0.57%), 12/1/49(1)	1,800	1,800,720
Iowa Finance Authority, (Iowa Health System), 4.56%, (SIFMA + 0.58%), 2/15/35(1)(5)	9,310	9,306,090
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 4.851%, (70% of 1 mo. SOFR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	2,000	2,000,060
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.58%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(1)	7,500	7,496,625
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group):
4.63%, (SIFMA + 0.65%), 8/15/54(1)	8,200	8,200,246
5.00% to 1/31/24 (Put Date), 8/15/54	5,155	5,168,197
		$ 45,950,538
Housing — 1.4%
Massachusetts Housing Finance Agency, (Mill Road Apartments), 4.53%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(1)	$3,890	$ 3,890,000
New Mexico Mortgage Finance Authority, 5.00% to 6/1/25 (Put Date), 2/1/42	650	653,133
New York Mortgage Agency:
Social Bonds, (AMT), 1.05%, 4/1/26	1,275	1,172,337
Social Bonds, (AMT), 1.15%, 10/1/26	1,330	1,208,425
		$ 6,923,895
Industrial Development Revenue — 3.4%
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 6/3/24 (Put Date), 6/1/49	$5,000	$ 5,004,800
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Indiana Finance Authority, (Republic Services, Inc.), (AMT), 4.30%, 5/1/34(6)	$3,000	$ 2,998,020
Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 4.125%, 12/1/26(5)	4,500	4,495,455
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	3,500	3,556,595
		$ 16,054,870
Insured - General Obligations — 0.7%
Allegheny County, PA, (AGM), 4.276%, (67% of SOFR + 0.55%), 11/1/26(1)	$3,170	$ 3,148,222
		$ 3,148,222
Lease Revenue/Certificates of Participation — 6.8%
Broward County School District, FL, 5.00%, 6/28/24	$5,000	$ 5,040,550
California Public Works Board, 5.00%, 9/1/25(2)	5,000	5,111,200
Kentucky Property and Buildings Commission, 5.00%, 11/1/23	5,000	5,002,700
Michigan Finance Authority, 5.00%, 7/22/24	2,250	2,269,417
New Jersey Economic Development Authority, (Portal N Bridge Project), 5.00%, 11/1/23	630	630,315
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 3/1/24	5,000	5,014,550
5.00%, 3/1/25	4,000	4,047,240
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/25	1,250	1,268,113
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 6/15/24	4,000	4,023,120
		$ 32,407,205
Other Revenue — 6.0%
Black Belt Energy Gas District, AL, 5.408%, (67% of SOFR + 1.85%), 6/1/49(1)	$2,500	$ 2,521,575
Illinois Finance Authority, (Field Museum of Natural History), 4.924%, (70% of SOFR + 1.20%), 11/1/34(1)	4,190	4,167,583
Lower Alabama Gas District, AL, 4.00% to 12/1/25 (Put Date), 12/1/50	5,500	5,392,530
Northern California Gas Authority No. 1, Gas Project Revenue, 4.411%, (67% of SOFR + 0.72%), 7/1/27(1)	2,420	2,395,050

7
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.508%, (67% of SOFR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	$7,500	$ 7,491,375
Southeast Alabama Gas Supply District, (Project No. 2), 4.498%, (67% of SOFR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	6,440	6,438,519
		$ 28,406,632
Senior Living/Life Care — 1.1%
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.267%, (70% of SOFR + 0.55%), 5/15/56(1)	$5,500	$ 5,022,160
		$ 5,022,160
Special Tax Revenue — 3.7%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/24	$4,000	$ 4,035,680
Illinois, Sales Tax Revenue, 4.00%, 6/15/25	3,250	3,254,063
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(7)	35	0
5.75%, 5/1/38	60	60,435
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: JPMorgan Chase Bank, N.A.), 4.75%, 2/1/45(4)	3,995	3,995,000
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/23	2,815	2,819,138
Riverside County, CA, 5.00%, 6/28/24	3,500	3,538,360
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(7)	90	46,040
		$ 17,748,716
Student Loan — 0.7%
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/25	$1,500	$ 1,512,900
Rhode Island Student Loan Authority, (AMT), 5.00%, 12/1/23	1,950	1,950,487
		$ 3,463,387
Transportation — 10.4%
Atlanta, GA, Airport Revenue, Green Bonds, (AMT), 5.00%, 7/1/24	$1,375	$ 1,382,026
Bay Area Toll Authority, CA, (San Francisco Bay Area), 5.08%, (SIFMA + 1.10%), 4/1/45(1)	6,900	6,900,138
Broward County, FL, Airport System Revenue, (AMT), 5.00%, 10/1/24	5,000	5,022,650
Central Texas Regional Mobility Authority, 5.00%, 1/1/24	1,275	1,277,665
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.00%, 11/1/24	$1,500	$ 1,515,270
(AMT), 5.00%, 11/1/24	1,000	1,005,040
Denver City and County, CO, Airport System Revenue:
5.00%, 11/15/24	275	278,748
(AMT), 5.00%, 11/15/24	2,000	2,014,380
Metropolitan Transportation Authority, NY, 4.41%, (SIFMA + 0.43%), 11/1/31(1)	7,500	7,398,375
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/25	1,750	1,771,403
(LOC: TD Bank, N.A.), 3.90%, 10/1/40(3)	2,825	2,825,000
Minneapolis-St. Paul Metropolitan Airports Commission, MN, 5.00%, 1/1/25(2)	4,000	4,058,920
Ohio, Major New State Infrastructure Project Revenue, 5.00%, 12/15/23	1,500	1,502,745
Pennsylvania Turnpike Commission:
4.58%, (SIFMA + 0.60%), 12/1/23(1)	1,000	1,000,250
4.68%, (SIFMA + 0.70%), 12/1/23(1)	2,500	2,500,800
4.83%, (SIFMA + 0.85%), 7/15/41(1)	5,000	5,000,850
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 5.00%, 7/1/24	1,000	1,004,460
(AMT), 5.00%, 7/1/25	1,100	1,113,068
Port Authority of New York and New Jersey, (AMT), 5.00%, 12/1/25	2,000	2,027,880
		$ 49,599,668
Water and Sewer — 6.0%
Boston Water and Sewer Commission, MA, 4.00%, 11/1/27	$1,260	$ 1,264,561
Chicago, IL, Waterworks Revenue, 5.00%, 11/1/23	1,875	1,875,581
Houston, TX, Combined Utility System Revenue, (SPA: TD Bank, N.A.), 4.00%, 5/15/34(2)	6,320	6,320,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
(SPA: JPMorgan Chase Bank, N.A.), 4.75%, 6/15/43(4)	1,575	1,575,000
(SPA: JPMorgan Chase Bank, N.A.), 4.75%, 6/15/50(4)	1,810	1,810,000
(SPA: State Street Bank & Trust Co.), 4.55%, 6/15/41(4)	12,500	12,500,000
North Penn Water Authority, PA, 4.54%, (SIFMA + 0.56%), 11/1/24(1)	1,690	1,690,068

8
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Raleigh, NC, Combined Enterprise System Revenue, 5.00%, 3/1/24	$1,000	$ 1,004,460
Texas Water Development Board, 5.00%, 10/15/24(2)	300	303,690
		$ 28,343,360
Total Tax-Exempt Municipal Obligations (identified cost $398,911,496)		$397,152,978

Taxable Municipal Obligations — 1.4%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$1,690	$ 1,671,782
		$ 1,671,782
Lease Revenue/Certificates of Participation — 1.0%
New York City Transitional Finance Authority, NY, (Building Aid), 3.23%, 7/15/24	$5,000	$ 4,908,600
		$ 4,908,600
Senior Living/Life Care — 0.1%
Indiana Finance Authority, (BHI Senior Living), 1.72%, 11/15/23	$300	$ 298,215
		$ 298,215
Total Taxable Municipal Obligations (identified cost $6,886,467)		$ 6,878,597
Total Investments — 85.6% (identified cost $409,266,838)		$407,393,771
Other Assets, Less Liabilities — 14.4%		$ 68,320,333
Net Assets — 100.0%		$475,714,104
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2023.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at September 30, 2023.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2023.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2023, the aggregate value of these securities is $13,801,545 or 2.9% of the Fund's net assets.
(6)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at September 30, 2023.
(7)	Issuer is in default with respect to interest and/or principal payments.
At September 30, 2023, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Pennsylvania	12.1%
Others, representing less than 10% individually	72.8%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2023, 0.8% of total investments are backed by bond insurance of a singular financial institution or financial guaranty assurance agency.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
Liq	– Liquidity Provider
LOC	– Letter of Credit
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

9
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2023
Statement of Assets and Liabilities (Unaudited)

September 30, 2023
Assets
Investments, at value (identified cost $409,266,838)	$ 407,393,771
Cash	8,107,093
Interest receivable	3,491,537
Receivable for Fund shares sold	78,379,432
Receivable from affiliates	10,622
Trustees' deferred compensation plan	26,670
Total assets	$497,409,125
Liabilities
Payable for investments purchased	$ 1,002,765
Payable for when-issued securities	18,917,067
Payable for Fund shares redeemed	1,389,429
Distributions payable	122,700
Payable to affiliates:
Investment adviser fee	94,586
Distribution and service fees	11,905
Trustees' deferred compensation plan	26,670
Accrued expenses	129,899
Total liabilities	$ 21,695,021
Net Assets	$475,714,104
Sources of Net Assets
Paid-in capital	$ 484,477,696
Accumulated loss	(8,763,592)
Net Assets	$475,714,104
Advisers Class Shares
Net Assets	$ 631,545
Shares Outstanding	65,132
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.70
Class A Shares
Net Assets	$ 95,365,539
Shares Outstanding	9,828,989
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.70
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$ 9.92
Class I Shares
Net Assets	$ 379,717,020
Shares Outstanding	39,108,527
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.71
On sales of $100,000 or more, the offering price of Class A shares is reduced.
10
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
September 30, 2023
Investment Income
Interest income	$ 7,178,021
Total investment income	$ 7,178,021
Expenses
Investment adviser fee	$ 593,855
Distribution and service fees:
Advisers Class	553
Class A	75,569
Trustees’ fees and expenses	11,673
Custodian fee	48,347
Transfer and dividend disbursing agent fees	40,212
Legal and accounting services	34,070
Printing and postage	9,429
Registration fees	80,083
Miscellaneous	17,812
Total expenses	$ 911,603
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 142,225
Total expense reductions	$ 142,225
Net expenses	$ 769,378
Net investment income	$ 6,408,643
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (946,894)
Net realized loss	$ (946,894)
Change in unrealized appreciation (depreciation):
Investments	$ (860,560)
Net change in unrealized appreciation (depreciation)	$ (860,560)
Net realized and unrealized loss	$(1,807,454)
Net increase in net assets from operations	$ 4,601,189
11
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2023
Statements of Changes in Net Assets

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 6,408,643	$ 10,042,083
Net realized loss	(946,894)	(2,824,934)
Net change in unrealized appreciation (depreciation)	(860,560)	351,165
Net increase in net assets from operations	$ 4,601,189	$ 7,568,314
Distributions to shareholders:
Advisers Class	$ (11,415)	$ (9,753)
Class A	(1,562,610)	(2,213,794)
Class I	(4,764,825)	(7,860,047)
Total distributions to shareholders	$ (6,338,850)	$ (10,083,594)
Transactions in shares of beneficial interest:
Advisers Class	$ (265,221)	$ 640,409
Class A	(11,800,350)	(33,624,841)
Class I	(6,359,717)	32,205,073
Net decrease in net assets from Fund share transactions	$ (18,425,288)	$ (779,359)
Net decrease in net assets	$ (20,162,949)	$ (3,294,639)
Net Assets
At beginning of period	$ 495,877,053	$ 499,171,692
At end of period	$475,714,104	$495,877,053
12
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2023
Financial Highlights

	Advisers Class
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31,		Period Ended March 31,2021(1)
		2023	2022
Net asset value — Beginning of period	$ 9.740	$ 9.800	$ 9.840	$ 9.770
Income (Loss) From Operations
Net investment income(2)	$ 0.153	$ 0.205	$ 0.014	$ 0.004
Net realized and unrealized gain (loss)	(0.042)	(0.093)	(0.051)	0.071
Total income (loss) from operations	$ 0.111	$ 0.112	$(0.037)	$ 0.075
Less Distributions
From net investment income	$ (0.151)	$ (0.172)	$ (0.003)	$ (0.005)
Total distributions	$(0.151)	$(0.172)	$(0.003)	$(0.005)
Net asset value — End of period	$ 9.700	$ 9.740	$ 9.800	$ 9.840
Total Return(3)	1.15% (4)(5)	1.16% (5)	(0.38)% (5)	0.76% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 632	$ 900	$ 259	$ 10
Ratios (as a percentage of average daily net assets):
Expenses	0.50% (5)(6)	0.50% (5)	0.51% (5)	0.56% (6)
Net investment income	3.14% (6)	2.11%	0.14%	0.11% (6)
Portfolio Turnover	79% (4)	128%	47%	6% (7)
(1)	For the period from the commencement of operations, November 20, 2020, to March 31, 2021.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.07%, 0.06% and 0.04% of average daily net assets for the six months ended September 30, 2023 and the years ended March 31, 2023 and 2022, respectively). Absent this reimbursement, total return would be lower.
(6)	Annualized.
(7)	For the year ended March 31, 2021.
13
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2023
Financial Highlights — continued

	Class A
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.740	$ 9.800	$ 9.830	$ 9.800	$ 9.830	$ 9.830
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.153	$ 0.166	$ (0.001)	$ 0.022	$ 0.138	$ 0.147
Net realized and unrealized gain (loss)	(0.042)	(0.054)	(0.029)	0.027	(0.029)	(0.001)
Total income (loss) from operations	$ 0.111	$ 0.112	$ (0.030)	$ 0.049	$ 0.109	$ 0.146
Less Distributions
From net investment income	$ (0.151)	$ (0.172)	$ —	$ (0.019)	$ (0.139)	$ (0.146)
Total distributions	$ (0.151)	$ (0.172)	$ —	$ (0.019)	$ (0.139)	$ (0.146)
Net asset value — End of period	$ 9.700	$ 9.740	$ 9.800	$ 9.830	$ 9.800	$ 9.830
Total Return(2)	1.15% (3)(4)	1.15% (4)	(0.31)% (4)	0.50%	1.12% (4)	1.49% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$95,366	$107,575	$142,014	$185,881	$281,709	$257,118
Ratios (as a percentage of average daily net assets):
Expenses	0.50% (4)(5)	0.50% (4)	0.56% (4)	0.56%	0.59% (4)	0.60% (4)
Net investment income (loss)	3.14% (5)	1.71%	(0.01)%	0.22%	1.40%	1.49%
Portfolio Turnover	79% (3)	128%	47%	6%	49%	43%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.07%, 0.06% and 0.01% of average daily net assets for the six months ended September 30, 2023 and the years ended March 31, 2023 and 2022, respectively, and less than 0.005% of average daily net assets for each of the years ended March 31, 2020 and 2019). Absent this reimbursement, total return would be lower.
(5)	Annualized.
14
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2023
Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.750	$ 9.800	$ 9.840	$ 9.800	$ 9.840	$ 9.830
Income (Loss) From Operations
Net investment income(1)	$ 0.159	$ 0.188	$ 0.015	$ 0.036	$ 0.154	$ 0.162
Net realized and unrealized gain (loss)	(0.041)	(0.051)	(0.041)	0.038	(0.039)	0.008
Total income (loss) from operations	$ 0.118	$ 0.137	$ (0.026)	$ 0.074	$ 0.115	$ 0.170
Less Distributions
From net investment income	$ (0.158)	$ (0.187)	$ (0.014)	$ (0.034)	$ (0.155)	$ (0.160)
Total distributions	$ (0.158)	$ (0.187)	$ (0.014)	$ (0.034)	$ (0.155)	$ (0.160)
Net asset value — End of period	$ 9.710	$ 9.750	$ 9.800	$ 9.840	$ 9.800	$ 9.840
Total Return(2)	1.22% (3)(4)	1.42% (4)	(0.26)% (4)	0.76%	1.17% (4)	1.75% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$379,717	$387,402	$356,899	$261,123	$288,716	$462,305
Ratios (as a percentage of average daily net assets):
Expenses	0.35% (4)(5)	0.35% (4)	0.40% (4)	0.41%	0.44% (4)	0.45% (4)
Net investment income	3.28% (5)	1.93%	0.15%	0.37%	1.56%	1.65%
Portfolio Turnover	79% (3)	128%	47%	6%	49%	43%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.07%, 0.06% and 0.01% of average daily net assets for the six months ended September 30, 2023 and the years ended March 31, 2023 and 2022, respectively, and less than 0.005% of average daily net assets for each of the years ended March 31, 2020 and 2019). Absent this reimbursement, total return would be lower.
(5)	Annualized.
15
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance National Ultra-Short Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. The Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends.
As of September 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
16

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2023
Notes to Financial Statements (Unaudited) — continued

G   Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Interim Financial Statements—The interim financial statements relating to September 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At March 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $5,967,496 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2023, $3,324,524 are short-term and $2,642,972 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$409,228,453
Gross unrealized appreciation	$ 145,462
Gross unrealized depreciation	(1,980,144)
Net unrealized depreciation	$ (1,834,682)
17

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2023
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. Pursuant to the amended investment advisory agreement between the Fund and BMR, the fee is based upon a percentage of total daily net assets as indicated below and is payable monthly.
Total Daily Net Assets	Annual Asset Rate
Up to $500 million	0.300%
$500 million but less than $1 billion	0.275%
$1 billion but less than $1.5 billion	0.250%
$1.5 billion but less than $2 billion	0.225%
$2 billion but less than $3 billion	0.200%
$3 billion and over	0.175%
For the six months ended September 30, 2023, the investment adviser fee amounted to $593,855 or 0.30% (annualized) of the Fund’s average daily net assets.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, and BMR have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.50%, 0.50% and 0.35% of the Fund’s average daily net assets for Advisers Class, Class A and Class I, respectively. This agreement may be changed or terminated after July 31, 2024. Pursuant to this agreement, EVM and BMR were allocated $142,225 in total of the Fund’s operating expenses for the six months ended September 30, 2023.
EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2023, EVM earned $1,884 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $367 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2023. EVD also received distribution and service fees from Advisers Class and Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plan
The Fund has in effect a distribution plan for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Advisers Class shares and Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2023 amounted to $553 for Advisers Class shares and $75,569 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 0.25% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2023, the Fund was informed that EVD received approximately $500 of CDSCs paid by Class A shareholders.
18

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2023
Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $274,080,091 and $381,559,249, respectively, for the six months ended September 30, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended September 30, 2023 (Unaudited)		Year Ended March 31, 2023
	Shares	Amount	Shares	Amount
Advisers Class
Sales	—	$ —	91,269	$ 887,103
Issued to shareholders electing to receive payments of distributions in Fund shares	1,175	11,415	994	9,669
Redemptions	(28,457)	(276,636)	(26,280)	(256,363)
Net increase (decrease)	(27,282)	$ (265,221)	65,983	$ 640,409
Class A
Sales	417,882	$ 4,063,470	2,506,225	$ 24,454,875
Issued to shareholders electing to receive payments of distributions in Fund shares	155,675	1,512,375	220,562	2,148,064
Redemptions	(1,787,426)	(17,376,195)	(6,179,480)	(60,227,780)
Net decrease	(1,213,869)	$ (11,800,350)	(3,452,693)	$ (33,624,841)
Class I
Sales	19,152,147	$ 186,155,859	47,232,786	$ 460,931,319
Issued to shareholders electing to receive payments of distributions in Fund shares	394,816	3,839,477	546,675	5,328,532
Redemptions	(20,178,247)	(196,355,053)	(44,444,058)	(434,054,778)
Net increase (decrease)	(631,284)	$ (6,359,717)	3,335,403	$ 32,205,073
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2023.
Effective October 24, 2023, the Fund renewed its line of credit agreement, which expires October 22, 2024. In connection with the renewal, the borrowing limit was decreased to $650 million.
19

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2023
Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 3,362,196	$ —	$ 3,362,196
Tax-Exempt Municipal Obligations	—	397,152,978	—	397,152,978
Taxable Municipal Obligations	—	6,878,597	—	6,878,597
Total Investments	$ —	$407,393,771	$ —	$407,393,771
20

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.
21

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
22

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2023
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance National Ultra-Short Municipal Income Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds, and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time. The Board noted that, effective January 1, 2022, the Fund changed its name and investment strategies to allow the Fund, under normal market conditions, to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax and to limit its average effective maturity to less than two years. Although the Board considered information comparing the Fund’s investment performance to the peer group, custom peer group and benchmark index, the Board determined, in light of the recent changes to the Fund, to continue to monitor and evaluate the effectiveness of such changes over time.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
23

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2023
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
24

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund's Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund's investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund's liquidity risk, and is responsible for making certain reports to the Fund's Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund's portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund's Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund's Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
25

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2023
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
26

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
27

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
28

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
29

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7642    9.30.23

Eaton Vance
National Limited Maturity Municipal Income Fund
Semiannual Report
September 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2023
Eaton Vance
National Limited Maturity Municipal Income Fund

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2023
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA and Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/22/1992	(1.10)%	2.14%	1.12%	1.79%
Class A with 3.25% Maximum Sales Charge	—	—	(4.28)	(1.21)	0.47	1.46
Class C at NAV	12/08/1993	05/22/1992	(1.41)	1.44	0.38	1.19
Class C with 1% Maximum Deferred Sales Charge	—	—	(2.39)	0.45	0.38	1.19
Class I at NAV	10/01/2009	05/22/1992	(0.92)	2.40	1.30	1.95

Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	—	—	(2.48)%	2.16%	1.13%	1.51%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.66%	1.41%	0.51%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.19%	2.44%	3.34%
Taxable-Equivalent Distribution Rate	5.39	4.12	5.64
SEC 30-day Yield	3.25	2.61	3.51
Taxable-Equivalent SEC 30-day Yield	5.49	4.40	5.93
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
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Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
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Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
Fund profile subject to change due to active management.
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Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 to September 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (4/1/23)	Ending Account Value (9/30/23)	Expenses Paid During Period* (4/1/23 – 9/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 989.00	$3.33	0.67%
Class C	$1,000.00	$ 985.90	$7.05	1.42%
Class I	$1,000.00	$ 990.80	$2.59	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.65	$3.39	0.67%
Class C	$1,000.00	$1,017.90	$7.16	1.42%
Class I	$1,000.00	$1,022.40	$2.63	0.52%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2023.
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Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 2.4%
Security	Principal Amount (000's omitted)	Value
Education — 1.5%
Chapman University, 1.76%, 4/1/28	$3,070	$ 2,600,148
Grand Canyon University, 4.125%, 10/1/24	4,750	4,545,750
		$ 7,145,898
Hospital — 0.9%
CommonSpirit Health, 6.073%, 11/1/27	$3,500	$ 3,533,332
Little Co. of Mary Hospital of Indiana, Inc.:
1.399%, 11/1/23	125	124,546
1.581%, 11/1/24	360	342,206
1.973%, 11/1/25	325	299,383
		$ 4,299,467
Total Corporate Bonds (identified cost $12,165,844)		$ 11,445,365

Tax-Exempt Municipal Obligations — 91.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.9%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/37	$3,000	$ 3,098,580
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,071,070
Minnesota Rural Water Finance Authority, Inc., 4.375%, 4/1/25(1)	3,000	2,999,931
		$ 9,169,581
Education — 5.2%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 4.014%, (70% of SOFR + 0.29%), 2/1/27 (Put Date), 2/1/33(2)	$2,000	$ 1,958,420
Curators of the University of Missouri, 4.00%, 11/1/33	3,000	2,869,560
Massachusetts Development Finance Agency, (Harvard University), 4.00%, 7/15/36	3,145	3,158,806
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/39	3,925	3,930,024
New York Dormitory Authority, (School Districts Revenue Bond Financing Program):
5.00%, 10/1/28	1,860	1,913,903
5.00%, 10/1/29	3,000	3,085,230
5.00%, 10/1/30	2,000	2,056,240
Security	Principal Amount (000's omitted)	Value
Education (continued)
University of North Carolina at Chapel Hill, 4.208%, (67% of SOFR + 0.65%), 12/1/24 (Put Date), 12/1/41(2)	$6,300	$ 6,268,500
		$ 25,240,683
Electric Utilities — 4.7%
Arkansas River Power Authority, CO, 5.00%, 10/1/30	$1,000	$ 1,012,010
Halifax County Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.65% to 5/31/24 (Put Date), 12/1/41	3,335	3,254,260
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.), (AMT), 3.25%, 1/1/25	3,000	2,289,570
Long Island Power Authority, NY, Electric System Revenue, 5.00% to 3/1/27 (Put Date), 9/1/52	3,000	3,098,190
Lower Colorado River Authority, TX, 5.00%, 5/15/24	1,100	1,106,765
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	876,240
Philadelphia, PA, Gas Works Revenue, 5.00%, 8/1/26	3,545	3,590,093
Salt River Project Agricultural Improvement and Power District, AZ, 4.00%, 12/1/34	3,250	3,212,040
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	1,365	1,393,419
Western Minnesota Municipal Power Agency:
5.00%, 1/1/26	1,345	1,381,207
5.00%, 1/1/28	1,400	1,480,024
		$ 22,693,818
Escrowed/Prerefunded — 1.2%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University):
Escrowed to Maturity, 4.00%, 4/1/25	$360	$ 360,101
Escrowed to Maturity, 4.00%, 4/1/26	375	375,986
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/24, 4.00%, 6/15/28	5,000	5,002,350
		$ 5,738,437
General Obligations — 14.1%
Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	$1,100	$ 1,115,235
Chicago Board of Education, IL:
5.00%, 12/1/26	2,000	2,027,840
5.00%, 12/1/30	2,690	2,706,140
Chicago, IL:
5.00%, 1/1/24	1,760	1,762,534
5.25%, 1/1/30	2,000	2,005,340
Connecticut, 4.00%, 6/15/34	5,000	4,921,400

6
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Detroit, MI, 5.00%, 4/1/25	$150	$ 150,555
Fort Bend Independent School District, TX, (PSF Guaranteed), 2.375% to 8/1/24 (Put Date), 8/1/49	3,920	3,855,712
Gwinnett County School District, GA:
4.00%, 2/1/33	5,000	4,964,500
5.00%, 2/1/26	2,220	2,255,032
Illinois:
5.00%, 2/1/25	4,000	4,041,720
5.00%, 3/1/25	3,250	3,286,172
5.00%, 11/1/26	5,000	5,129,700
5.50%, 5/1/30	500	533,020
Lubbock, TX, Waterworks System, 4.00%, 2/15/34	6,625	6,309,584
Millcreek Township School District, PA, 5.00%, 9/15/25	500	500,425
New Jersey, 2.00%, 6/1/27	4,000	3,638,000
New York, NY:
5.00%, 8/1/25	1,000	1,022,090
5.00%, 3/1/30	5,000	5,019,850
(LOC: TD Bank, N.A.), 4.55%, 4/1/36(3)	3,875	3,875,000
(SPA: TD Bank, N.A.), 4.55%, 9/1/49(3)	2,580	2,580,000
Ocean City, NJ, 2.00%, 10/15/31	745	604,188
Puerto Rico:
5.625%, 7/1/27	4,200	4,314,198
5.625%, 7/1/29	2,000	2,069,640
		$ 68,687,875
Hospital — 6.5%
Akron, Bath and Copley Joint Township Hospital District, OH, (Children's Hospital Medical Center of Akron), 5.00%, 11/15/27	$1,175	$ 1,225,325
Allegheny County Hospital Development Authority, PA, (UPMC), 4.40%, (SIFMA + 0.42%), 11/15/24(2)	2,000	1,996,520
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.45% to 10/31/25 (Put Date), 1/15/48	1,500	1,474,470
Geisinger Authority, PA, (Geisinger Health System), 5.00% to 2/15/27 (Put Date), 4/1/43	7,500	7,622,025
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/28	4,000	4,041,240
Indiana Finance Authority, (Franciscan Alliance, Inc.), 5.00%, 11/1/41	2,065	2,066,528
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	410	375,900
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System):
5.00%, 7/1/24	400	402,220
5.00%, 7/1/25	475	481,522
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/38	3,340	3,276,473
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/36	$2,000	$ 1,943,740
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,000,300
Oregon Health and Science University, 5.00%, 7/1/39	2,250	2,277,045
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	160	158,666
Tarrant County Cultural Education Facilities Finance Corp.,TX, (Baylor Scott & White Healthcare), 5.00% to 5/15/26 (Put Date), 11/15/52	2,000	2,037,440
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,237,195
		$ 31,616,609
Housing — 4.9%
District of Columbia Housing Finance Agency, 3.00% to 9/1/26 (Put Date), 9/1/28	$2,350	$ 2,239,174
District of Columbia Housing Finance Agency, (Faircliff Plaza East Apartments), 5.00% to 12/1/25 (Put Date), 12/1/26	2,775	2,794,869
Honolulu City and County, HI, (Maunakea Tower Apartments), 5.00% to 6/1/26 (Put Date), 6/1/27	1,500	1,523,775
Massachusetts Housing Finance Agency, Sustainability Bonds, 4.00%, 12/1/25	2,500	2,492,300
Michigan Housing Development Authority, 3.75%, 4/1/27	2,250	2,179,418
Missouri Housing Development Commission, SFMR:
(FHLMC), (FNMA), (GNMA), 3.30%, 12/1/47	1,196	1,065,639
(FHLMC), (FNMA), (GNMA), 3.40%, 11/1/46	2,332	2,152,283
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	3,000	2,728,470
Sustainable Development Bonds, 3.40% to 12/22/26 (Put Date), 11/1/62	2,000	1,906,300
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/32	365	372,639
5.00%, 7/1/33	300	305,823
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	95	95,000
Virginia Housing Development Authority, 4.10%, 10/1/27(1)	4,000	3,985,320
		$ 23,841,010
Industrial Development Revenue — 7.9%
Allegheny County Industrial Development Authority, PA, (United States Steel Corp.), 4.875%, 11/1/24	$1,500	$ 1,497,375
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 6/3/24 (Put Date), 6/1/49	5,675	5,680,448

7
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Columbia Industrial Development Board, AL, (Alabama Power Co.), 3.81% to 6/1/28 (Put Date), 12/1/37	$2,500	$ 2,483,775
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(5)	1,880	1,882,294
Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 4.40% to 11/1/23 (Put Date), 11/1/41	5,000	4,998,400
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer), 3.875% to 3/6/26 (Put Date), 10/1/48	1,000	979,350
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation, LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	2,000	1,995,120
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(5)	860	764,738
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(5)	435	380,103
North Carolina Capital Facilities Finance Agency, (Republic Services, Inc.), 3.95%, 7/1/34(6)	4,000	4,000,000
Oregon Business Development Commission, (Intel Corp.), 3.80% to 6/15/28 (Put Date), 12/1/40	2,000	1,959,380
Pennsylvania Economic Development Financing Authority, (Republic Services, Inc.), (AMT), 4.10%, 4/1/49(6)	1,250	1,249,712
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	955,930
West Virginia Economic Development Authority, (Appalachian Power Co.), 3.75% to 6/1/25 (Put Date), 12/1/42	4,500	4,429,575
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	5,000	5,080,850
		$ 38,337,050
Insured - Electric Utilities — 0.1%
Puerto Rico Electric Power Authority:
(NPFG), 5.00%, 7/1/24	$115	$ 115,014
(NPFG), 5.00%, 7/1/25	300	297,495
		$ 412,509
Insured - General Obligations — 0.6%
Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$ 255,813
Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/28	400	402,868
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/24	1,075	1,076,806
Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/31	910	960,077
		$ 2,695,564
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.0%(7)
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$ 253,215
		$ 253,215
Insured - Special Tax Revenue — 0.4%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$ 1,049,930
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/25	1,140	1,045,163
		$ 2,095,093
Lease Revenue/Certificates of Participation — 3.0%
California Public Works Board, 5.00%, 9/1/25(1)	$4,040	$ 4,129,849
California State Public Works Board, 5.00%, 11/1/26	2,725	2,727,180
New Jersey Economic Development Authority, (Portal N Bridge Project), 5.00%, 11/1/25	600	611,184
New Jersey Economic Development Authority, (State House), 4.00%, 6/15/29	3,340	3,346,647
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/26	1,000	1,025,150
5.00%, 6/15/27	1,000	1,037,280
Will and Kankakee Counties Community Unit School District No. 255-U, IL:
5.00%, 6/1/24	590	593,263
5.00%, 6/1/25	1,000	1,016,220
		$ 14,486,773
Other Revenue — 6.4%
Black Belt Energy Gas District, AL:
4.35%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	$5,000	$ 4,882,500
5.25% to 10/1/30 (Put Date), 1/1/54	3,500	3,535,350
5.50% to 11/1/28 (Put Date), 6/1/49	2,000	2,040,660
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 4.33%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(2)	1,050	1,040,109
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,200	216,000
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(5)	1,025	1,047,694
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 9/1/30 (Put Date), 9/1/53	2,500	2,527,541
5.00% to 12/1/30 (Put Date), 12/1/54	1,800	1,784,232
(Liq: Royal Bank of Canada), 5.00% to 6/1/31 (Put Date), 12/1/53	2,500	2,529,975

8
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Minnesota Municipal Gas Agency:
(Liq: Royal Bank of Canada), 4.00%, 12/1/23	$2,000	$ 1,998,260
(Liq: Royal Bank of Canada), 4.558%, (67% of SOFR + 1.00%), 12/1/52(2)	7,500	7,339,125
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.508%, (67% of 1 mo. SOFR + 0.86%), 2/1/24 (Put Date), 10/1/48(2)	2,000	1,997,700
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	170	167,581
		$ 31,106,727
Senior Living/Life Care — 3.1%
California Public Finance Authority, (Enso Village), Green Bonds, 2.125%, 11/15/27(5)	$500	$ 479,600
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court):
4.00%, 4/1/26(5)	830	794,642
4.00%, 4/1/27(5)	765	719,467
4.00%, 4/1/29(5)	935	848,148
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 4.68%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	435	425,212
Illinois Finance Authority, (Smith Crossing):
4.00%, 10/15/23	210	209,899
4.00%, 10/15/25	300	291,894
James City County Economic Development Authority, VA, (Williamsburg Landing):
4.00%, 12/1/26	435	423,390
4.00%, 12/1/27	440	424,107
4.00%, 12/1/28	455	434,102
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/24	480	477,854
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
4.25%, 1/1/33	2,105	1,846,338
5.00%, 1/1/30	1,265	1,213,135
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven):
4.25%, 10/1/26	2,000	1,946,300
4.50%, 10/1/26	2,000	1,946,520
Public Finance Authority, WI, (SearStone CCRC), 2.25%, 6/1/27(5)	1,500	1,378,605
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/23	220	219,567
4.00%, 12/1/27	355	337,183
4.00%, 12/1/28	370	346,753
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/23	$140	$ 139,798
4.00%, 11/15/25	115	112,127
		$ 15,014,641
Special Tax Revenue — 8.4%
Baltimore, MD, (Harbor Point), 3.15%, 6/1/29(5)	$200	$ 178,262
Bullhead, AZ, Excise Taxes Revenue:
0.95%, 7/1/26	350	312,130
1.15%, 7/1/27	750	652,920
Connecticut, Special Tax Obligation, (Transportation Infrastructure):
4.00%, 8/1/35	5,720	5,533,013
5.00%, 10/1/29	4,000	4,002,400
Massachusetts School Building Authority, 5.00%, 8/15/37	3,170	3,216,060
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	1,000	1,007,860
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,472,975
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(4)	280	0
5.75%, 5/1/38	310	312,251
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 9/15/28	6,000	6,378,600
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.00%, 12/1/25	6,350	6,359,587
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/33	4,500	2,888,955
4.50%, 7/1/34	3,585	3,460,242
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(4)	276	140,543
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.00%, 11/15/32	3,600	3,925,512
		$ 40,841,310
Student Loan — 1.1%
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/29	$1,575	$ 1,606,295
Massachusetts Educational Financing Authority:
(AMT), 3.50%, 7/1/33	2,520	2,442,460
(AMT), 3.625%, 7/1/38	1,500	1,263,885
		$ 5,312,640

9
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 16.5%
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 11/15/24	$2,000	$ 2,014,380
(AMT), 5.00%, 11/15/28	4,920	5,107,206
(AMT), 5.25%, 11/15/26	1,000	1,029,490
(AMT), 5.25%, 11/15/27	1,100	1,146,849
(AMT), 5.50%, 11/15/27	5,000	5,002,250
Bay Area Toll Authority, CA, (San Francisco Bay Area), 4.28%, (SIFMA + 0.30%), 4/1/56(2)	5,000	4,890,550
Broward County, FL, Airport System Revenue:
(AMT), 5.00%, 10/1/29	2,000	2,016,060
(AMT), 5.00%, 10/1/30	2,480	2,497,410
Chicago, IL, (Midway International Airport):
5.00%, 1/1/35	2,500	2,499,600
(AMT), 5.00%, 1/1/25	4,000	4,000,560
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/27	2,550	2,625,174
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/30	5,000	5,142,700
Massachusetts Port Authority, (AMT), 5.00%, 7/1/34	3,000	3,014,850
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/28	1,000	1,029,330
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/26	2,810	2,865,189
(AMT), 5.00%, 10/1/28	2,265	2,349,553
(AMT), 5.00%, 10/1/32	6,360	6,416,095
North Carolina Turnpike Authority, (Triangle Expressway System), Escrowed to Maturity, 5.00%, 2/1/24	5,280	5,288,131
Pennsylvania Turnpike Commission, 5.00%, 12/1/39	2,850	2,902,440
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/28	2,630	2,649,804
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/32	1,500	1,525,275
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/34	1,000	993,570
Port of Seattle, WA:
(AMT), 5.00%, 8/1/30	2,500	2,605,975
(AMT), 5.00%, 5/1/33	2,000	2,039,680
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/28	2,065	2,108,757
(AMT), 5.00%, 7/1/32	3,500	3,567,865
Salt Lake City, UT, Airport Revenue, (AMT), 5.00%, 7/1/31	2,460	2,519,384
South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	395	396,951
		$ 80,245,078
Water and Sewer — 5.9%
Atlanta, GA, Water and Wastewater Revenue, 4.00%, 11/1/36	$4,000	$ 3,821,560
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
King County, WA, Sewer Revenue, 4.00%, 7/1/30	$5,255	$ 5,185,581
Miami-Dade County, FL, Water and Sewer System Revenue, 4.00%, 10/1/38	2,525	2,386,327
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/35	3,050	3,098,465
(SPA: Barclays Bank PLC), 4.80%, 6/15/50(3)	1,200	1,200,000
(SPA: JPMorgan Chase Bank, N.A.), 4.75%, 6/15/50(3)	3,100	3,100,000
San Antonio Water System, TX, 4.00%, 5/15/36	4,135	4,142,981
Seminole County, FL, Water and Sewer Revenue, 4.00%, 10/1/33	3,000	2,871,420
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/33	3,220	3,081,282
		$ 28,887,616
Total Tax-Exempt Municipal Obligations (identified cost $455,413,246)		$446,676,229

Taxable Municipal Obligations — 5.2%
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 0.3%
South Carolina Public Service Authority, 5.724%, 12/1/23	$1,525	$ 1,523,887
		$ 1,523,887
General Obligations — 1.1%
California, 5.222%, 3/1/24	$3,850	$ 3,845,110
Detroit, MI, Social Bonds, 2.711%, 4/1/26	700	626,892
Homewood, AL, 2.00%, 9/1/26	625	571,213
Nashua, NH, 1.40%, 1/15/33	375	266,216
		$ 5,309,431
Hospital — 0.2%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$1,025	$ 953,793
		$ 953,793
Housing — 0.7%
Maine Housing Authority, (SPA: Barclays Bank PLC), 5.37%, 11/15/52(8)	$2,000	$ 2,000,000
New York Housing Finance Agency, (LOC: TD Bank, N.A.), 5.35%, 5/1/44(8)	1,540	1,540,000
		$ 3,540,000

10
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.1%
Valley View School District, PA, (BAM), 1.55%, 5/15/24	$250	$ 242,615
Westland, MI, (BAM), 1.734%, 11/1/31	400	300,068
		$ 542,683
Insured - Transportation — 0.4%
Miami-Dade County, FL, Seaport Revenue, (AGM), 1.349%, 10/1/26	$2,035	$ 1,810,926
		$ 1,810,926
Senior Living/Life Care — 1.2%
Butler County Port Authority, OH, (Community First Solutions), 2.25%, 5/15/26	$215	$ 203,934
Indiana Finance Authority, (BHI Senior Living), 2.45%, 11/15/25	355	328,478
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.60%, 11/15/24	4,000	3,847,560
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), Green Bonds, 1.25%, 6/1/26	1,310	1,189,035
		$ 5,569,007
Special Tax Revenue — 0.6%
American Samoa Economic Development Authority, 2.47%, 9/1/24(5)	$250	$ 240,718
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	3,500	2,876,300
		$ 3,117,018
Student Loan — 0.1%
Rhode Island Student Loan Authority, 2.373%, 12/1/28	$400	$ 336,212
		$ 336,212
Water and Sewer — 0.5%
Metropolitan Water District of Southern California, (SPA: TD Bank, N.A.), 5.33%, 7/1/37(8)	$2,450	$ 2,450,000
		$ 2,450,000
Total Taxable Municipal Obligations (identified cost $26,311,516)		$ 25,152,957
Total Investments — 99.5% (identified cost $493,890,606)		$483,274,551
Other Assets, Less Liabilities — 0.5%		$ 2,503,788
Net Assets — 100.0%		$485,778,339

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2023.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2023.
(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2023, the aggregate value of these securities is $8,714,271 or 1.8% of the Fund's net assets.
(6)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at September 30, 2023.
(7)	Amount is less than 0.05%.
(8)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at September 30, 2023.
At September 30, 2023, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	10.4%
Others, representing less than 10% individually	86.7%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2023, 1.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 1.1% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

11
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
12
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2023
Statement of Assets and Liabilities (Unaudited)

September 30, 2023
Assets
Investments, at value (identified cost $493,890,606)	$ 483,274,551
Cash	974,867
Interest receivable	6,043,058
Receivable for investments sold	11,555,413
Receivable for Fund shares sold	281,810
Trustees' deferred compensation plan	153,442
Total assets	$502,283,141
Liabilities
Payable for investments purchased	$ 2,537,186
Payable for when-issued securities	11,131,264
Payable for Fund shares redeemed	1,903,668
Distributions payable	438,133
Payable to affiliates:
Investment adviser fee	168,790
Distribution and service fees	28,153
Trustees' deferred compensation plan	153,442
Accrued expenses	144,166
Total liabilities	$ 16,504,802
Net Assets	$485,778,339
Sources of Net Assets
Paid-in capital	$ 526,550,804
Accumulated loss	(40,772,465)
Net Assets	$485,778,339
Class A Shares
Net Assets	$ 161,961,668
Shares Outstanding	17,812,654
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.09
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 9.40
Class C Shares
Net Assets	$ 10,337,614
Shares Outstanding	1,211,764
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.53
Class I Shares
Net Assets	$ 313,479,057
Shares Outstanding	34,460,803
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.10
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
13
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
September 30, 2023
Investment Income
Interest income	$ 9,575,680
Total investment income	$ 9,575,680
Expenses
Investment adviser fee	$ 1,062,944
Distribution and service fees:
Class A	129,760
Class C	50,527
Trustees’ fees and expenses	16,727
Custodian fee	63,474
Transfer and dividend disbursing agent fees	72,846
Legal and accounting services	37,938
Printing and postage	9,781
Registration fees	53,859
Miscellaneous	38,163
Total expenses	$ 1,536,019
Net investment income	$ 8,039,661
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (838,481)
Net realized loss	$ (838,481)
Change in unrealized appreciation (depreciation):
Investments	$ (12,110,844)
Net change in unrealized appreciation (depreciation)	$(12,110,844)
Net realized and unrealized loss	$(12,949,325)
Net decrease in net assets from operations	$ (4,909,664)
14
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2023
Statements of Changes in Net Assets

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 8,039,661	$ 14,636,849
Net realized loss	(838,481)	(17,308,388)
Net change in unrealized appreciation (depreciation)	(12,110,844)	6,450,062
Net increase (decrease) in net assets from operations	$ (4,909,664)	$ 3,778,523
Distributions to shareholders:
Class A	$ (2,585,536)	$ (4,740,968)
Class C	(125,472)	(207,941)
Class I	(5,270,374)	(9,896,740)
Total distributions to shareholders	$ (7,981,382)	$ (14,845,649)
Transactions in shares of beneficial interest:
Class A	$ (14,463,770)	$ (43,320,906)
Class C	(1,118,744)	(1,754,610)
Class I	(27,680,475)	(25,974,508)
Net decrease in net assets from Fund share transactions	$ (43,262,989)	$ (71,050,024)
Net decrease in net assets	$ (56,154,035)	$ (82,117,150)
Net Assets
At beginning of period	$ 541,932,374	$ 624,049,524
At end of period	$485,778,339	$541,932,374
15
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2023
Financial Highlights

	Class A
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.330	$ 9.480	$ 9.910	$ 9.700	$ 9.790	$ 9.730
Income (Loss) From Operations
Net investment income(1)	$ 0.139	$ 0.215	$ 0.148	$ 0.215	$ 0.251	$ 0.272
Net realized and unrealized gain (loss)	(0.241)	(0.145)	(0.430)	0.215	(0.087)	0.058
Total income (loss) from operations	$ (0.102)	$ 0.070	$ (0.282)	$ 0.430	$ 0.164	$ 0.330
Less Distributions
From net investment income	$ (0.138)	$ (0.220)	$ (0.148)	$ (0.220)	$ (0.254)	$ (0.270)
Total distributions	$ (0.138)	$ (0.220)	$ (0.148)	$ (0.220)	$ (0.254)	$ (0.270)
Net asset value — End of period	$ 9.090	$ 9.330	$ 9.480	$ 9.910	$ 9.700	$ 9.790
Total Return(2)	(1.10)% (3)	0.77%	(2.89)%	4.47%	1.66%	3.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$161,962	$180,721	$227,994	$223,318	$180,506	$192,155
Ratios (as a percentage of average daily net assets):
Expenses	0.67% (4)	0.66%	0.61%	0.65%	0.66%	0.68%
Net investment income	3.01% (4)	2.31%	1.50%	2.18%	2.55%	2.80%
Portfolio Turnover	41% (3)	110%	70%	81%	40%	14%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
16
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2023
Financial Highlights — continued

	Class C
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.750	$ 8.900	$ 9.290	$ 9.100	$ 9.180	$ 9.120
Income (Loss) From Operations
Net investment income(1)	$ 0.098	$ 0.136	$ 0.070	$ 0.138	$ 0.167	$ 0.186
Net realized and unrealized gain (loss)	(0.221)	(0.145)	(0.390)	0.189	(0.078)	0.059
Total income (loss) from operations	$ (0.123)	$ (0.009)	$ (0.320)	$ 0.327	$ 0.089	$ 0.245
Less Distributions
From net investment income	$ (0.097)	$ (0.141)	$ (0.070)	$ (0.137)	$ (0.169)	$ (0.185)
Total distributions	$ (0.097)	$ (0.141)	$ (0.070)	$ (0.137)	$ (0.169)	$ (0.185)
Net asset value — End of period	$ 8.530	$ 8.750	$ 8.900	$ 9.290	$ 9.100	$ 9.180
Total Return(2)	(1.41)% (3)	(0.08)%	(3.47)%	3.61%	0.95%	2.73%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,338	$11,733	$13,732	$14,426	$24,108	$35,667
Ratios (as a percentage of average daily net assets):
Expenses	1.42% (4)	1.41%	1.36%	1.40%	1.41%	1.43%
Net investment income	2.26% (4)	1.56%	0.75%	1.49%	1.80%	2.05%
Portfolio Turnover	41% (3)	110%	70%	81%	40%	14%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
17
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2023
Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.330	$ 9.490	$ 9.910	$ 9.700	$ 9.790	$ 9.730
Income (Loss) From Operations
Net investment income(1)	$ 0.146	$ 0.229	$ 0.163	$ 0.230	$ 0.266	$ 0.286
Net realized and unrealized gain (loss)	(0.231)	(0.155)	(0.420)	0.215	(0.087)	0.059
Total income (loss) from operations	$ (0.085)	$ 0.074	$ (0.257)	$ 0.445	$ 0.179	$ 0.345
Less Distributions
From net investment income	$ (0.145)	$ (0.234)	$ (0.163)	$ (0.235)	$ (0.269)	$ (0.285)
Total distributions	$ (0.145)	$ (0.234)	$ (0.163)	$ (0.235)	$ (0.269)	$ (0.285)
Net asset value — End of period	$ 9.100	$ 9.330	$ 9.490	$ 9.910	$ 9.700	$ 9.790
Total Return(2)	(0.92)% (3)	0.82%	(2.64)%	4.63%	1.81%	3.61%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$313,479	$349,479	$382,323	$369,135	$292,213	$294,297
Ratios (as a percentage of average daily net assets):
Expenses	0.52% (4)	0.51%	0.46%	0.50%	0.51%	0.53%
Net investment income	3.16% (4)	2.46%	1.65%	2.33%	2.69%	2.95%
Portfolio Turnover	41% (3)	110%	70%	81%	40%	14%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
18
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance National Limited Maturity Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of September 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
19

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2023
Notes to Financial Statements (Unaudited) — continued

G   Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Interim Financial Statements—The interim financial statements relating to September 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At March 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $29,448,284 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2023, $21,420,974 are short-term and $8,027,310 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 493,768,004
Gross unrealized appreciation	$ 1,046,808
Gross unrealized depreciation	(11,540,261)
Net unrealized depreciation	$ (10,493,453)
20

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2023
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended September 30, 2023, the investment adviser fee amounted to $1,062,944 or 0.41% (annualized) of the Fund’s average daily net assets. Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2023, EVM earned $7,903 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,881 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2023. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended September 30, 2023 in the amount of $30. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2023 amounted to $129,760 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2023, the Fund paid or accrued to EVD $42,106 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service payments equal to 0.15% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2023 amounted to $8,421 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
21

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2023
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2023, the Fund was informed that EVD received approximately $2,600 and $100 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $204,644,229 and $219,608,702, respectively, for the six months ended September 30, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended September 30, 2023 (Unaudited)		Year Ended March 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	636,261	$ 5,895,485	4,679,668	$ 43,514,159
Issued to shareholders electing to receive payments of distributions in Fund shares	228,561	2,108,738	411,962	3,827,204
Redemptions	(2,429,618)	(22,467,993)	(9,759,644)	(90,662,269)
Net decrease	(1,564,796)	$(14,463,770)	(4,668,014)	$ (43,320,906)
Class C
Sales	83,719	$ 728,348	429,595	$ 3,751,287
Issued to shareholders electing to receive payments of distributions in Fund shares	13,481	116,698	22,024	191,877
Redemptions	(226,233)	(1,963,790)	(654,406)	(5,697,774)
Net decrease	(129,033)	$ (1,118,744)	(202,787)	$ (1,754,610)
Class I
Sales	4,187,003	$ 38,783,816	34,387,362	$ 320,251,381
Issued to shareholders electing to receive payments of distributions in Fund shares	327,366	3,022,313	541,289	5,029,783
Redemptions	(7,508,545)	(69,486,604)	(37,776,924)	(351,255,672)
Net decrease	(2,994,176)	$(27,680,475)	(2,848,273)	$ (25,974,508)
22

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2023
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2023.
Effective October 24, 2023, the Fund renewed its line of credit agreement, which expires October 22, 2024. In connection with the renewal, the borrowing limit was decreased to $650 million.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 11,445,365	$ —	$ 11,445,365
Tax-Exempt Municipal Obligations	—	446,676,229	—	446,676,229
Taxable Municipal Obligations	—	25,152,957	—	25,152,957
Total Investments	$ —	$483,274,551	$ —	$483,274,551
23

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1  for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.
24

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
25

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2023
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance National Limited Maturity Municipal Income Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index, and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
26

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2023
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
27

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/
Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
28

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2023
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
29

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
30

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
31

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
32

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7643    9.30.23

Eaton Vance
New York Municipal
Opportunities Fund
Semiannual Report
September 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2023
Eaton Vance
New York Municipal Opportunities Fund

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2023
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/29/1992	(3.17)%	2.53%	0.75%	1.39%
Class A with 3.25% Maximum Sales Charge	—	—	(6.27)	(0.80)	0.09	1.06
Class C at NAV	12/08/1993	05/29/1992	(3.65)	1.76	(0.01)	0.78
Class C with 1% Maximum Deferred Sales Charge	—	—	(4.61)	0.76	(0.01)	0.78
Class I at NAV	08/03/2010	05/29/1992	(3.10)	2.68	0.90	1.54

Bloomberg Municipal Bond Index	—	—	(4.05)%	2.66%	1.05%	2.29%
Bloomberg New York Municipal Bond Index	—	—	(4.29)	3.11	0.87	2.12
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.82%	1.56%	0.67%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.13%	2.37%	3.28%
Taxable-Equivalent Distribution Rate	6.48	4.90	6.80
SEC 30-day Yield	3.32	2.67	3.59
Taxable-Equivalent SEC 30-day Yield	6.87	5.53	7.42
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg New York Municipal Bond Index is an unmanaged index of New York municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to April 25, 2016 reflects the Fund’s performance under its former investment objective and policies.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
Fund profile subject to change due to active management.
4

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 to September 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (4/1/23)	Ending Account Value (9/30/23)	Expenses Paid During Period* (4/1/23 – 9/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 968.30	$3.89	0.79%
Class C	$1,000.00	$ 963.50	$7.56	1.54%
Class I	$1,000.00	$ 969.00	$3.15	0.64%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.05	$3.99	0.79%
Class C	$1,000.00	$1,017.30	$7.77	1.54%
Class I	$1,000.00	$1,021.80	$3.23	0.64%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2023.
5

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 92.0%
Security	Principal Amount (000's omitted)	Value
Education — 6.5%
Buffalo and Erie County Industrial Land Development Corp., NY, (Global Concepts Charter School), 5.00%, 10/1/37	$405	$ 392,064
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/29	100	94,843
Build NYC Resource Corp., NY, (Grand Concourse Academy Charter School), 5.00%, 7/1/32	300	305,469
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 4.00%, 7/1/36	200	178,606
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester):
5.00%, 10/1/24	885	887,814
5.00%, 10/1/25	930	936,603
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/40(1)	165	156,366
Schenectady County Capital Resource Corp., NY, (Union College), 5.25%, 7/1/52	370	384,315
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
4.00%, 10/15/29	330	306,309
4.00%, 10/15/30	410	376,995
5.00%, 10/15/39	80	72,599
		$ 4,091,983
Electric Utilities — 1.6%
Long Island Power Authority, NY, Electric System Revenue, 5.00% to 3/1/27 (Put Date), 9/1/52	$1,000	$ 1,032,730
		$ 1,032,730
Escrowed/Prerefunded — 2.6%
Chautauqua County Capital Resource Corp., NY, (Jamestown Center City Development Corp.), Prerefunded to 11/1/24, 1.75%, 11/1/31	$1,650	$ 1,613,535
		$ 1,613,535
General Obligations — 9.0%
New York, NY:
4.00%, 9/1/46	$1,000	$ 881,670
4.00%, 4/1/50	1,000	866,760
5.00%, 3/15/39(2)	1,500	1,602,323
5.25%, 10/1/42	1,000	1,052,430
(SPA: Barclays Bank PLC), 4.80%, 6/1/44(3)	800	800,000
Puerto Rico, 0.00%, 7/1/33	38	22,534
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Valley Stream, NY:
2.00%, 5/15/25	$235	$ 222,327
2.125%, 5/15/26	240	220,584
		$ 5,668,628
Hospital — 5.5%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/28	$1,390	$ 1,291,366
4.00%, 11/1/29	1,110	1,017,681
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/37	400	355,224
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	760	758,571
		$ 3,422,842
Housing — 5.1%
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	$855	$ 777,614
2.85%, 11/1/39	995	740,578
4.45%, 8/1/43	1,000	922,260
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II):
5.00%, 6/1/24	165	165,243
5.00%, 6/1/25	170	170,605
5.00%, 6/1/26	170	171,249
5.00%, 6/1/27	240	243,509
		$ 3,191,058
Industrial Development Revenue — 7.5%
Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$235	$ 235,360
Essex County Industrial Development Agency, NY, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	625	611,337
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	1,155	1,131,334
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.):
(AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	250	218,450
(AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	1,000	951,380

6
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.00%, 10/1/30	$1,000	$ 965,610
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	610	598,935
		$ 4,712,406
Insured - Electric Utilities — 3.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,050	$ 2,030,423
		$ 2,030,423
Insured - General Obligations — 2.3%
Clinton County, NY, (AGM), (AMT), 3.50%, 6/1/27	$1,000	$ 974,730
Nassau County, NY, (AGM), 4.00%, 4/1/47	550	489,517
		$ 1,464,247
Insured - Lease Revenue/Certificates of Participation — 0.9%
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), (AGM), 5.00%, 10/1/36	$500	$ 530,420
		$ 530,420
Insured - Solid Waste — 1.5%
Onondaga County Resource Recovery Agency, NY:
(AGM), (AMT), 5.00%, 5/1/26	$150	$ 153,304
(AGM), (AMT), 5.00%, 5/1/28	740	767,225
		$ 920,529
Lease Revenue/Certificates of Participation — 3.1%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/48	$1,000	$ 1,039,060
New York City Transitional Finance Authority, NY, (Building Aid), 4.00%, 7/15/45	1,000	886,410
		$ 1,925,470
Other Revenue — 2.3%
Hudson Yards Infrastructure Corp., NY:
5.00%, 2/15/42	$475	$ 484,942
Green Bonds, 4.00%, 2/15/40	1,000	940,910
		$ 1,425,852
Senior Living/Life Care — 6.1%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry):
4.00%, 11/1/45	$300	$ 238,305
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Brookhaven Local Development Corp., NY, (Jefferson's Ferry): (continued)
5.25%, 11/1/25	$750	$ 753,915
Broome County Local Development Corp., NY, (Good Shepherd Village at Endwell, Inc.), 3.50%, 7/1/25	455	439,958
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	1,455	1,455,887
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/34	1,000	970,790
		$ 3,858,855
Special Tax Revenue — 18.0%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 182,070
New York City Transitional Finance Authority, NY, 4.375%, 5/1/53	1,000	916,000
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/38	1,000	947,460
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/45	1,000	1,014,041
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/45	750	664,327
4.00%, 3/15/48	1,000	872,350
5.00%, 9/15/28	1,000	1,063,100
New York State Urban Development Corp., Sales Tax Revenue:
4.00%, 3/15/39	1,330	1,253,844
4.00%, 3/15/45	1,000	894,360
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,000	907,080
Triborough Bridge and Tunnel Authority, NY:
5.00%, 5/15/47	1,000	1,020,170
5.00%, 5/15/51	1,000	1,016,260
Green Bonds, 5.00%, 11/15/32	500	545,210
		$11,296,272
Transportation — 13.1%
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	$95	$ 88,588
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	1,000	951,820
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/42	200	173,650
(AMT), 4.00%, 12/1/40	50	43,797
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/24	795	796,479

7
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port Authority of New York and New Jersey:
(AMT), 5.00%, 10/15/35	$740	$ 749,886
(AMT), 5.00%, 7/15/38	1,000	1,034,950
(AMT), 5.50%, 8/1/52	1,000	1,041,270
Triborough Bridge and Tunnel Authority, NY:
3.00%, 11/15/46	1,000	695,390
4.00%, 11/15/38	1,750	1,651,772
5.00%, 11/15/49	1,000	1,013,190
		$ 8,240,792
Water and Sewer — 3.7%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	$1,500	$ 1,304,370
5.00%, 6/15/28	1,000	1,033,440
		$ 2,337,810
Total Tax-Exempt Municipal Obligations (identified cost $60,435,572)		$57,763,852

Taxable Municipal Obligations — 9.7%
Security	Principal Amount (000's omitted)	Value
Education — 0.7%
New York Dormitory Authority, (State University of New York), 1.366%, 7/1/25	$505	$ 469,296
		$ 469,296
General Obligations — 1.4%
New York, NY, 1.50%, 8/1/28	$1,000	$ 840,880
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	140	72,941
		$ 913,821
Housing — 5.4%
New York Housing Finance Agency:
(SPA: Barclays Bank PLC), 5.37%, 11/1/45(4)	$1,655	$ 1,655,000
Social Bonds, (SPA: TD Bank, N.A.), 5.35%, 11/1/55(4)	1,725	1,725,000
		$ 3,380,000
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 1.6%
New York City Transitional Finance Authority, NY, (Building Aid), 3.23%, 7/15/24	$1,000	$ 981,720
		$ 981,720
Special Tax Revenue — 0.6%
New York Dormitory Authority, Personal Income Tax Revenue, Escrowed to Maturity, 1.538%, 3/15/27	$415	$ 368,682
		$ 368,682
Total Taxable Municipal Obligations (identified cost $6,576,378)		$ 6,113,519
Total Investments — 101.7% (identified cost $67,011,950)		$63,877,371
Other Assets, Less Liabilities — (1.7)%		$ (1,063,895)
Net Assets — 100.0%		$62,813,476
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2023, the aggregate value of these securities is $2,342,561 or 3.7% of the Fund's net assets.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2023.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at September 30, 2023.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2023, 7.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.2% to 4.6% of total investments.

8
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
9
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2023
Statement of Assets and Liabilities (Unaudited)

September 30, 2023
Assets
Investments, at value (identified cost $67,011,950)	$ 63,877,371
Cash	103,739
Interest receivable	813,552
Receivable for investments sold	2,051,288
Receivable for Fund shares sold	42,348
Trustees' deferred compensation plan	24,718
Total assets	$66,913,016
Liabilities
Payable for investments purchased	$ 2,050,418
Payable for when-issued securities	1,608,270
Payable for Fund shares redeemed	281,711
Distributions payable	46,519
Payable to affiliates:
Investment adviser fee	21,898
Distribution and service fees	5,603
Trustees' deferred compensation plan	24,718
Accrued expenses	60,403
Total liabilities	$ 4,099,540
Net Assets	$62,813,476
Sources of Net Assets
Paid-in capital	$ 69,843,380
Accumulated loss	(7,029,904)
Net Assets	$62,813,476
Class A Shares
Net Assets	$ 30,058,119
Shares Outstanding	3,364,421
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.93
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 9.23
Class C Shares
Net Assets	$ 2,237,643
Shares Outstanding	263,567
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.49
Class I Shares
Net Assets	$ 30,517,714
Shares Outstanding	3,415,593
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.93
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
September 30, 2023
Investment Income
Interest income	$ 1,364,066
Total investment income	$ 1,364,066
Expenses
Investment adviser fee	$ 129,834
Distribution and service fees:
Class A	23,874
Class C	12,306
Trustees’ fees and expenses	2,289
Custodian fee	12,273
Transfer and dividend disbursing agent fees	14,927
Legal and accounting services	27,547
Printing and postage	4,361
Registration fees	3,540
Miscellaneous	9,378
Total expenses	$ 240,329
Net investment income	$ 1,123,737
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (693,412)
Net realized loss	$ (693,412)
Change in unrealized appreciation (depreciation):
Investments	$ (2,534,816)
Net change in unrealized appreciation (depreciation)	$(2,534,816)
Net realized and unrealized loss	$(3,228,228)
Net decrease in net assets from operations	$(2,104,491)
11
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2023
Statements of Changes in Net Assets

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,123,737	$ 1,598,645
Net realized loss	(693,412)	(3,309,339)
Net change in unrealized appreciation (depreciation)	(2,534,816)	1,040,014
Net decrease in net assets from operations	$ (2,104,491)	$ (670,680)
Distributions to shareholders:
Class A	$ (434,320)	$ (820,054)
Class C	(26,914)	(49,117)
Class I	(424,800)	(686,691)
Total distributions to shareholders	$ (886,034)	$ (1,555,862)
Transactions in shares of beneficial interest:
Class A	$ (695,751)	$ (3,785,642)
Class C	(512,195)	(1,085,543)
Class I	3,766,214	(7,007,527)
Net increase (decrease) in net assets from Fund share transactions	$ 2,558,268	$(11,878,712)
Net decrease in net assets	$ (432,257)	$(14,105,254)
Net Assets
At beginning of period	$ 63,245,733	$ 77,350,987
At end of period	$62,813,476	$ 63,245,733
12
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2023
Financial Highlights

	Class A
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.360	$ 9.630	$10.300	$ 9.890	$ 9.870	$ 9.660
Income (Loss) From Operations
Net investment income(1)	$ 0.161	$ 0.220	$ 0.172	$ 0.195	$ 0.210	$ 0.245
Net realized and unrealized gain (loss)	(0.464)	(0.276)	(0.620)	0.406	0.023 (2)	0.207
Total income (loss) from operations	$ (0.303)	$ (0.056)	$ (0.448)	$ 0.601	$ 0.233	$ 0.452
Less Distributions
From net investment income	$ (0.127)	$ (0.214)	$ (0.168)	$ (0.191)	$ (0.213)	$ (0.242)
From net realized gain	—	—	(0.054)	—	—	—
Total distributions	$ (0.127)	$ (0.214)	$ (0.222)	$ (0.191)	$ (0.213)	$ (0.242)
Net asset value — End of period	$ 8.930	$ 9.360	$ 9.630	$10.300	$ 9.890	$ 9.870
Total Return(3)	(3.17)% (4)	(0.53)%	(4.47)%	6.11%	2.33%	4.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,058	$32,205	$37,054	$ 41,461	$41,504	$42,073
Ratios (as a percentage of average daily net assets):
Expenses	0.79% (5)	0.82%	0.73%	0.74%	0.74%	0.79%
Net investment income	3.47% (5)	2.38%	1.67%	1.91%	2.08%	2.54%
Portfolio Turnover	30% (4)	65%	38%	77%	102%	54%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
13
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2023
Financial Highlights — continued

	Class C
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.900	$ 9.150	$ 9.790	$ 9.410	$ 9.390	$ 9.180
Income (Loss) From Operations
Net investment income(1)	$ 0.120	$ 0.141	$ 0.090	$ 0.114	$ 0.128	$ 0.164
Net realized and unrealized gain (loss)	(0.443)	(0.254)	(0.590)	0.375	0.022 (2)	0.207
Total income (loss) from operations	$(0.323)	$(0.113)	$(0.500)	$ 0.489	$ 0.150	$ 0.371
Less Distributions
From net investment income	$ (0.087)	$ (0.137)	$ (0.086)	$ (0.109)	$ (0.130)	$ (0.161)
From net realized gain	—	—	(0.054)	—	—	—
Total distributions	$(0.087)	$(0.137)	$(0.140)	$(0.109)	$(0.130)	$ (0.161)
Net asset value — End of period	$ 8.490	$ 8.900	$ 9.150	$ 9.790	$ 9.410	$ 9.390
Total Return(3)	(3.65)% (4)	(1.20)%	(5.19)%	5.22%	1.58%	4.09%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 2,238	$ 2,867	$ 4,064	$ 5,378	$ 9,441	$10,663
Ratios (as a percentage of average daily net assets):
Expenses	1.54% (5)	1.56%	1.48%	1.49%	1.50%	1.54%
Net investment income	2.71% (5)	1.61%	0.91%	1.18%	1.33%	1.79%
Portfolio Turnover	30% (4)	65%	38%	77%	102%	54%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
14
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2023
Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.360	$ 9.630	$10.300	$ 9.890	$ 9.870	$ 9.660
Income (Loss) From Operations
Net investment income(1)	$ 0.168	$ 0.234	$ 0.188	$ 0.209	$ 0.225	$ 0.260
Net realized and unrealized gain (loss)	(0.464)	(0.276)	(0.621)	0.407	0.023 (2)	0.206
Total income (loss) from operations	$ (0.296)	$ (0.042)	$ (0.433)	$ 0.616	$ 0.248	$ 0.466
Less Distributions
From net investment income	$ (0.134)	$ (0.228)	$ (0.183)	$ (0.206)	$ (0.228)	$ (0.256)
From net realized gain	—	—	(0.054)	—	—	—
Total distributions	$ (0.134)	$ (0.228)	$ (0.237)	$ (0.206)	$ (0.228)	$ (0.256)
Net asset value — End of period	$ 8.930	$ 9.360	$ 9.630	$10.300	$ 9.890	$ 9.870
Total Return(3)	(3.10)% (4)	(0.38)%	(4.32)%	6.27%	2.48%	4.91%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,518	$28,174	$36,233	$ 34,277	$25,454	$21,000
Ratios (as a percentage of average daily net assets):
Expenses	0.64% (5)	0.67%	0.58%	0.59%	0.59%	0.64%
Net investment income	3.63% (5)	2.53%	1.82%	2.05%	2.23%	2.68%
Portfolio Turnover	30% (4)	65%	38%	77%	102%	54%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
15
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance New York Municipal Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of September 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees—Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
16

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2023
Notes to Financial Statements (Unaudited) — continued

G   Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Interim Financial Statements—The interim financial statements relating to September 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At March 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $3,623,432 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2023, $1,280,355 are short-term and $2,343,077 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 66,747,074
Gross unrealized appreciation	$ 408,799
Gross unrealized depreciation	(3,278,502)
Net unrealized depreciation	$ (2,869,703)
17

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2023
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended September 30, 2023, the Fund's investment adviser fee amounted to $129,834 or 0.41% (annualized) of the Fund’s average daily net assets.
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2023, EVM earned $4,210 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $181 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2023. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or  BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund's average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2023 amounted to $23,874 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2023, the Fund paid or accrued to EVD $10,255 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2023 amounted to $2,051 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2023, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
18

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2023
Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $22,553,654 and $18,807,457, respectively, for the six months ended September 30, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended September 30, 2023 (Unaudited)		Year Ended March 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	56,057	$ 518,068	355,396	$ 3,297,209
Issued to shareholders electing to receive payments of distributions in Fund shares	39,300	362,561	74,910	691,830
Redemptions	(171,568)	(1,576,380)	(838,804)	(7,774,681)
Net decrease	(76,211)	$ (695,751)	(408,498)	$ (3,785,642)
Class C
Sales	1,976	$ 17,385	105,449	$ 928,915
Issued to shareholders electing to receive payments of distributions in Fund shares	1,514	13,286	2,771	24,347
Redemptions	(62,208)	(542,866)	(230,186)	(2,038,805)
Net decrease	(58,718)	$ (512,195)	(121,966)	$ (1,085,543)
Class I
Sales	708,130	$ 6,584,576	1,932,500	$ 17,820,273
Issued to shareholders electing to receive payments of distributions in Fund shares	27,875	256,923	43,493	401,616
Redemptions	(329,994)	(3,075,285)	(2,729,722)	(25,229,416)
Net increase (decrease)	406,011	$ 3,766,214	(753,729)	$ (7,007,527)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2023.
Effective October 24, 2023, the Fund renewed its line of credit agreement, which expires October 22, 2024. In connection with the renewal, the borrowing limit was decreased to $650 million.
19

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2023
Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 57,763,852	$ —	$ 57,763,852
Taxable Municipal Obligations	—	6,113,519	—	6,113,519
Total Investments	$ —	$63,877,371	$ —	$63,877,371
20

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.
21

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance New York Municipal Opportunities Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
22

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2023
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period.  The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
23

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2023
Board of Trustees’ Contract Approval — continued

Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
24

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/
Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
25

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2023
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
26

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
27

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
28

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
29

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23359    9.30.23

Eaton Vance
Short Duration Municipal
Opportunities Fund
Semiannual Report
September 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2023
Eaton Vance
Short Duration Municipal Opportunities Fund

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	06/01/1992	(0.90)%	2.29%	0.86%	1.83%
Class A with 3.25% Maximum Sales Charge	—	—	(4.16)	(1.04)	0.21	1.50
Class C at NAV	12/08/1993	06/01/1992	(1.27)	1.51	0.11	1.23
Class C with 1% Maximum Deferred Sales Charge	—	—	(2.24)	0.52	0.11	1.23
Class I at NAV	08/03/2010	06/01/1992	(0.83)	2.44	1.03	1.99

Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	—	—	(2.48)%	2.16%	1.13%	1.51%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.65%	1.41%	0.50%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.98%	2.23%	3.13%
Taxable-Equivalent Distribution Rate	5.04	3.77	5.29
SEC 30-day Yield	3.21	2.56	3.46
Taxable-Equivalent SEC 30-day Yield	5.41	4.33	5.85
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to November 14, 2016 reflects the Fund’s performance under its former investment objective and policies.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
Fund profile subject to change due to active management.
4

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 to September 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (4/1/23)	Ending Account Value (9/30/23)	Expenses Paid During Period* (4/1/23 – 9/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 991.00	$3.29	0.66%
Class C	$1,000.00	$ 987.30	$7.01	1.41%
Class I	$1,000.00	$ 991.70	$2.54	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.34	0.66%
Class C	$1,000.00	$1,017.95	$7.11	1.41%
Class I	$1,000.00	$1,022.45	$2.58	0.51%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2023.
5

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 2.8%
Security	Principal Amount (000's omitted)	Value
Education — 1.3%
Grand Canyon University, 4.125%, 10/1/24	$8,000	$ 7,656,000
Yale University, 0.873%, 4/15/25	2,000	1,868,726
		$ 9,524,726
Hospital — 1.0%
CommonSpirit Health, 6.073%, 11/1/27	$5,500	$ 5,552,379
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	2,195	2,162,075
		$ 7,714,454
Other Revenue — 0.5%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$ 3,460,527
		$ 3,460,527
Total Corporate Bonds (identified cost $21,455,936)		$ 20,699,707

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
Federal Home Loan Mortgage Corp., Multifamily Variable Rate Certificates, (AMT), 2.304%, 5/15/27	$380	$ 354,704
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), 5.929%, (30-day average SOFR + 0. 50%), 1/25/33(1)(2)	452	449,944
Total Tax-Exempt Mortgage-Backed Securities (identified cost $832,405)		$ 804,648

Tax-Exempt Municipal Obligations — 91.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.2%
Delaware Valley Regional Finance Authority, PA, 4.408%, (67% of 1 mo. SOFR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	$9,000	$ 9,001,350
		$ 9,001,350
Security	Principal Amount (000's omitted)	Value
Education — 3.4%
Arizona Industrial Development Authority, (Academies of Math & Science), 4.00%, 7/1/29(1)	$380	$ 362,664
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	530	500,373
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/31(1)	110	100,656
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 4.88%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(2)	4,000	3,931,440
California Municipal Finance Authority, (California Lutheran University):
5.00%, 10/1/23	225	225,000
5.00%, 10/1/24	275	275,718
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/24(1)	160	159,859
5.00%, 8/1/25(1)	300	299,898
California School Finance Authority, (KIPP SoCal Public Schools):
5.00%, 7/1/24(1)	135	135,219
5.00%, 7/1/25(1)	200	200,310
5.00%, 7/1/26(1)	105	105,899
5.00%, 7/1/27(1)	110	111,598
5.00%, 7/1/28(1)	160	163,110
5.00%, 7/1/29(1)	165	168,607
District of Columbia, (District of Columbia International School):
5.00%, 7/1/25	500	499,780
5.00%, 7/1/29	885	898,540
District of Columbia, (KIPP DC):
5.00%, 7/1/25	270	269,927
5.00%, 7/1/26	250	252,655
5.00%, 7/1/27	250	254,323
5.00%, 7/1/28	240	245,695
5.00%, 7/1/29	235	241,213
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/24	350	351,074
Michigan Finance Authority, (Cesar Chavez Academy):
3.25%, 2/1/24	90	89,446
4.00%, 2/1/29	700	653,254
Missouri Health and Educational Facilities Authority, (St. Louis College of Pharmacy), 5.00%, 5/1/40	1,410	1,410,945
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), 5.00%, 10/1/29	2,250	2,315,205
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/25	1,000	1,001,230

6
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/24	$1,715	$ 1,702,738
Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(1)	230	212,872
Public Finance Authority, WI, (Roseman University of Health Sciences):
3.00%, 4/1/25(1)	245	236,766
5.00%, 4/1/30(1)	1,470	1,465,164
University of North Carolina at Chapel Hill, 4.208%, (67% of SOFR + 0.65%), 12/1/24 (Put Date), 12/1/41(2)	4,500	4,477,500
Virginia Public School Authority, 5.00%, 8/1/35	1,380	1,527,356
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	400	382,092
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 4.00%, 10/15/29	330	306,309
		$ 25,534,435
Electric Utilities — 6.7%
Austin, TX, Electric Utility System Revenue, 5.00%, 11/15/38	$2,000	$ 2,123,480
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	4,000	3,915,520
Halifax County Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.65% to 5/31/24 (Put Date), 12/1/41	5,000	4,878,950
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 4.00%, 3/1/37	2,000	1,405,320
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.):
3.20%, 7/1/39	3,170	2,031,590
(AMT), 3.10%, 5/1/26	4,005	2,997,823
(AMT), 3.25%, 1/1/25	3,250	2,480,367
Long Island Power Authority, NY, Electric System Revenue, 5.00% to 3/1/27 (Put Date), 9/1/52	4,000	4,130,920
Louisville/Jefferson County Metro Government, KY, (Louisville Gas and Electric Co.), 1.75% to 7/1/26 (Put Date), 2/1/35	4,000	3,722,120
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	876,240
Ohio Air Quality Development Authority, (Ohio Valley Electric Corp.):
1.375% to 11/1/24 (Put Date), 2/1/26	2,200	2,093,938
1.50% to 11/4/25 (Put Date), 2/1/26	1,000	909,460
Salt River Project Agricultural Improvement and Power District, AZ:
4.00%, 12/1/32	9,675	9,612,499
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Salt River Project Agricultural Improvement and Power District, AZ: (continued)
4.00%, 12/1/34	$3,250	$ 3,212,040
South Carolina Public Service Authority, Escrowed to Maturity, 5.00%, 12/1/23	5,120	5,127,731
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/24	500	501,100
		$ 50,019,098
Escrowed/Prerefunded — 0.1%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), Prerefunded to 5/15/25, 5.00%, 5/15/28	$300	$ 310,629
Public Finance Authority, WI, (Roseman University of Health Sciences):
Escrowed to Maturity, 3.00%, 4/1/25(1)	30	29,577
Escrowed to Maturity, 5.00%, 4/1/30(1)	80	84,254
Washington County, MD, (Diakon Lutheran Social Ministries), Escrowed to Maturity, 5.00%, 1/1/24	350	350,724
		$ 775,184
General Obligations — 13.3%
Berwyn, IL, 5.00%, 12/1/23	$1,090	$ 1,092,126
California, 5.00%, 9/1/36	7,000	7,659,050
Champaign County Community Unit School District No. 4, IL:
0.00%, 1/1/26	400	362,092
0.00%, 1/1/27	380	329,718
0.00%, 1/1/28	565	470,747
Chicago Board of Education, IL:
0.00%, 12/1/25	500	450,290
5.00%, 12/1/23	2,000	2,003,040
5.00%, 12/1/30	1,650	1,676,235
Chicago, IL:
0.00%, 1/1/24	225	222,368
5.25%, 1/1/30	2,000	2,005,340
5.625%, 1/1/29	1,000	1,039,480
5.625%, 1/1/31	5,000	5,195,900
Escrowed to Maturity, 0.00%, 1/1/26	160	146,245
Clark County School District, GA, 5.00%, 9/1/25	2,900	2,965,656
Connecticut, 4.00%, 6/15/34	6,500	6,397,820
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/34	2,075	2,007,023
5.00%, 2/15/26	2,230	2,297,993
Detroit, MI:
5.00%, 4/1/25	150	150,555

7
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Detroit, MI: (continued)
5.00%, 4/1/26	$330	$ 331,544
5.00%, 4/1/27	695	702,047
5.00%, 4/1/28	730	741,366
5.00%, 4/1/29	515	524,419
Fort Bend Independent School District, TX, (PSF Guaranteed), 2.375% to 8/1/24 (Put Date), 8/1/49	3,925	3,860,630
Gwinnett County School District, GA, 4.00%, 2/1/33	8,000	7,943,200
Illinois:
3.25%, 11/1/26	1,440	1,388,246
4.00%, 7/1/37	3,000	2,708,370
5.00%, 10/1/23	285	285,000
5.00%, 3/1/25	3,000	3,033,390
Johnson City, TN, 5.00%, 3/1/25	2,275	2,312,196
Long Beach, NY, 5.25%, 7/15/26	550	562,128
Maricopa County High School District No. 214, AZ, Tolleson Union High School, 5.00%, 7/1/24	1,400	1,411,662
Nassau County, NY, 5.00%, 4/1/36	2,050	2,242,884
New Jersey, 2.00%, 6/1/27	5,000	4,547,500
New York, NY, 5.00%, 8/1/29	3,515	3,586,952
Plano, TX, 5.00%, 9/1/36	3,370	3,635,320
Portland, ME, 5.00%, 5/1/26	1,295	1,340,208
Prosper Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/26 (Put Date), 2/15/50	1,500	1,488,810
Puerto Rico, 5.625%, 7/1/27	5,000	5,135,950
Rockwall Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/38	1,450	1,542,264
5.00%, 2/15/39	1,000	1,060,240
Sarpy County School District 0037, NE, 5.00%, 12/15/27	2,000	2,044,020
Texas, 5.00%, 8/1/37	1,665	1,687,361
Ventura County Community College District, CA, (Election of 2002), 0.00%, 8/1/28	4,205	3,502,513
Washington, 5.00%, 2/1/30	5,415	5,485,233
		$ 99,575,131
Hospital — 7.4%
Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital):
4.00%, 12/1/23	$1,135	$ 1,133,093
4.00%, 12/1/24	1,145	1,124,825
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	450	450,009
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/23	$175	$ 175,025
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.50%, 12/1/58(1)	2,000	1,902,620
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health):
3.45% to 10/31/25 (Put Date), 1/15/48	1,500	1,474,470
4.58%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(2)	3,000	3,001,230
Connecticut Health and Educational Facilities Authority, (Griffin Hospital):
5.00%, 7/1/27(1)	725	713,269
5.00%, 7/1/30(1)	285	271,522
Conway, AR, (Conway Regional Medical Center):
5.00%, 8/1/25	385	388,480
5.00%, 8/1/26	445	452,329
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	740	749,650
DuBois Hospital Authority, PA, (Penn Highlands Healthcare), 5.00%, 7/15/28	350	359,314
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group):
5.00%, 8/15/31	1,000	1,015,240
5.00%, 8/15/32	3,015	3,057,391
5.00%, 8/15/33	2,950	2,991,005
5.00%, 8/15/35	1,290	1,299,881
Geisinger Authority, PA, (Geisinger Health System), 5.00% to 2/15/27 (Put Date), 4/1/43	4,000	4,065,080
Lexington County Health Services District, Inc., SC, (Lexington Medical Center):
5.00%, 11/1/23	500	500,210
5.00%, 11/1/25	80	81,300
Maricopa County Industrial Development Authority, AZ, (Banner Health), 4.55%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	6,170	6,155,562
Massachusetts Development Finance Agency, (Milford Regional Medical Center):
5.00%, 7/15/25(1)	120	118,487
5.00%, 7/15/26(1)	150	147,143
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/24	650	652,944
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System):
5.00%, 10/1/25	1,050	1,033,105
5.00%, 10/1/26	1,010	989,103
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
5.00%, 7/1/24	540	540,092

8
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group): (continued)
5.00%, 7/1/26	$800	$ 802,152
5.00%, 7/1/27	2,000	2,007,420
5.00%, 7/1/29	300	300,573
5.00%, 7/1/30	1,595	1,595,829
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/28	2,300	2,307,314
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 4.851%, (70% of 1 mo. SOFR + 1.04%), 8/15/24 (Put Date), 8/15/48(2)	1,000	1,000,030
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/25	225	226,301
5.00%, 10/1/26	150	151,310
5.00%, 10/1/27	125	126,530
5.00%, 10/1/28	150	152,621
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/28	1,095	699,234
5.00%, 4/1/29	1,000	626,400
5.00%, 4/1/30	930	571,652
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.58%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(2)	7,500	7,496,625
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	50	50,017
Washington Health Care Facilities Authority, (MultiCare Health System), 5.00%, 8/15/37	2,500	2,456,100
		$ 55,412,487
Housing — 5.5%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/34	$3,120	$ 3,243,022
Honolulu City and County, HI, (Maunakea Tower Apartments), 5.00% to 6/1/26 (Put Date), 6/1/27	1,500	1,523,775
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/51	3,370	3,168,204
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/24	175	174,521
4.00%, 7/1/25	300	298,137
4.00%, 7/1/26	320	317,603
4.00%, 7/1/30	280	276,724
Massachusetts Housing Finance Agency, (Mill Road Apartments), 4.53%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(2)	2,605	2,605,000
Massachusetts Housing Finance Agency, Sustainability Bonds, 4.00%, 12/1/25	5,000	4,984,600
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Michigan Housing Development Authority:
3.75%, 4/1/27	$2,250	$ 2,179,417
Social Bonds, 5.50%, 12/1/53	1,555	1,609,860
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 1.875%, 7/1/36	990	747,391
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	4,715	4,288,245
2.10% to 10/1/29 (Put Date), 11/1/46	5,000	4,345,800
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/26	160	161,661
5.00%, 7/1/27	385	391,537
5.00%, 7/1/28	240	245,470
5.00%, 7/1/29	535	548,915
5.00%, 7/1/30	225	230,393
5.00%, 7/1/31	485	495,888
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/24	180	180,351
5.00%, 7/1/25	870	874,837
5.00%, 7/1/26	600	606,228
5.00%, 7/1/27	375	381,368
5.00%, 7/1/28	340	347,749
5.00%, 7/1/29	300	306,579
5.00%, 7/1/30	465	474,402
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/24	440	439,516
5.00%, 6/1/25	980	977,766
5.00%, 6/1/26	1,090	1,088,583
Virginia Housing Development Authority, 4.10%, 10/1/27(3)	3,955	3,940,485
		$ 41,454,027
Industrial Development Revenue — 11.2%
Allegheny County Industrial Development Authority, PA, (United States Steel Corp.), 4.875%, 11/1/24	$2,550	$ 2,545,538
Appling County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/38	1,500	1,419,750
California Pollution Control Financing Authority, (Republic Services, Inc.), (AMT), 4.25%, 7/1/43(1)	3,750	3,727,237
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 7/1/31	1,625	1,607,271

9
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Chandler Industrial Development Authority, AZ, (Intel Corp.):
(AMT), 5.00% to 6/3/24 (Put Date), 6/1/49	$3,000	$ 3,002,880
(AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	9,000	9,103,230
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	875	864,754
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	1,000	866,240
Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 4.40% to 11/1/23 (Put Date), 11/1/41	9,750	9,746,880
Michigan Strategic Fund, (Graphic Packaging International, LLC), Green Bonds, (AMT), 4.00% to 10/1/26 (Put Date), 10/1/61	3,000	2,946,060
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,379,850
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	710	620,398
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	4,080	4,005,989
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	755	740,610
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.):
0.95% to 12/1/26 (Put Date), 12/1/33	3,000	2,682,840
(AMT), 1.75% to 8/1/24 (Put Date), 8/1/38	5,000	4,890,150
Public Finance Authority, WI, (Waste Management, Inc.):
(AMT), 1.10% to 6/1/26 (Put Date), 7/1/29	7,750	7,063,195
(AMT), 2.625%, 11/1/25	1,500	1,433,895
Rockport, IN, (Indiana Michigan Power Co.), 3.05%, 6/1/25	1,600	1,560,256
St. John Baptist Parish, LA, (Marathon Oil Corp.), 2.125% to 7/1/24 (Put Date), 6/1/37	10,250	10,063,860
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.30% to 9/1/27 (Put Date), 9/1/44	4,750	4,034,792
West Virginia Economic Development Authority, (Appalachian Power Co.):
2.55% to 4/1/24 (Put Date), 3/1/40	4,000	3,947,840
3.75% to 6/1/25 (Put Date), 12/1/42	4,000	3,937,400
Yavapai County Industrial Development Authority, AZ, (Republic Services, Inc.), 3.95% to 12/1/23 (Put Date), 4/1/29	1,000	1,000,000
		$ 84,190,915
Insured - Education — 0.1%
Northern Illinois University, (BAM), 5.00%, 4/1/28	$625	$ 641,619
Security	Principal Amount (000's omitted)	Value
Insured - Education (continued)
Southern Illinois University, (NPFG), 0.00%, 4/1/26	$200	$ 175,798
		$ 817,417
Insured - Electric Utilities — 0.5%
Garland, TX, Electric Utility System Revenue:
(AGM), 5.00%, 3/1/39	$525	$ 542,934
(AGM), 5.00%, 3/1/40	825	849,156
Puerto Rico Electric Power Authority:
(NPFG), 5.00%, 7/1/24	845	845,118
(NPFG), 5.25%, 7/1/29	1,740	1,723,383
		$ 3,960,591
Insured - General Obligations — 1.0%
Chicago Board of Education, IL:
(AGM), 5.00%, 12/1/23	$100	$ 100,035
(NPFG), 0.00%, 12/1/23	2,245	2,227,556
(NPFG), 0.00%, 12/1/26	1,945	1,672,972
Series 1998B, (NPFG), 0.00%, 12/1/24	365	345,381
Series 1999A, (NPFG), 0.00%, 12/1/24	260	246,025
Chicago, IL, (AGM), 0.00%, 1/1/25	250	236,533
McCook, IL, (AGM), 4.00%, 12/1/23	250	249,898
Paterson, NJ, (BAM), 5.00%, 1/15/26	485	485,354
Stickney, IL, (BAM), 4.00%, 12/1/23	350	349,815
Vauxmont Metropolitan District, CO:
(AGM), 5.00%, 12/1/25	540	550,654
(AGM), 5.00%, 12/1/28	630	661,601
Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/25	130	122,743
		$ 7,248,567
Insured - Special Tax Revenue — 0.2%
Arborwood Community Development District, FL, (AGM), 2.60%, 5/1/24	$1,180	$ 1,165,344
		$ 1,165,344
Lease Revenue/Certificates of Participation — 3.1%
California Public Works Board, 5.00%, 9/1/34(3)	$7,000	$ 7,777,980
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	2,000	2,028,260
New Jersey Economic Development Authority, (State House), 4.00%, 6/15/29	3,340	3,346,647
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/25	1,250	1,268,112
5.00%, 6/15/26	1,000	1,025,150

10
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Transportation Trust Fund Authority, (Transportation System):
0.00%, 12/15/24	$200	$ 189,950
5.00%, 12/15/23	1,500	1,501,935
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37	5,000	5,082,750
Virginia College Building Authority, (21st Century College and Equipment Programs), 5.00%, 2/1/34	925	1,020,284
		$ 23,241,068
Other Revenue — 10.6%
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel):
5.00%, 1/1/24	$600	$ 599,274
5.00%, 1/1/25	500	498,060
Black Belt Energy Gas District, AL:
4.00% to 12/1/23 (Put Date), 12/1/48	1,000	1,000,000
4.35%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	15,000	14,647,500
4.548%, (67% of 1 mo. SOFR + 0.90%), 12/1/23 (Put Date), 12/1/48(2)	20,000	19,997,200
5.50% to 11/1/28 (Put Date), 6/1/49	2,320	2,367,166
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	1,250	1,259,550
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 4.33%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(2)	2,630	2,605,225
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	790	807,491
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 6/1/31 (Put Date), 12/1/53	10,000	10,119,900
(Liq: Royal Bank of Canada), 4.478%, (67% of 1 mo. SOFR + 0.83%), 12/1/23 (Put Date), 8/1/48(2)	16,000	16,021,120
(Liq: Royal Bank of Canada), 4.55%, (SIFMA + 0.57%), 12/1/23 (Put Date), 8/1/48(2)	3,000	2,999,040
Northern California Gas Authority No. 1, Gas Project Revenue, 4.411%, (67% of SOFR + 0.72%), 7/1/27(2)	635	628,453
Southeast Alabama Gas Supply District, (Project No. 1), 4.63%, (SIFMA + 0.65%), 4/1/24 (Put Date), 4/1/49(2)	2,000	2,000,000
Southeast Alabama Gas Supply District, (Project No. 2), 4.498%, (67% of SOFR + 0.85%), 6/1/24 (Put Date), 6/1/49(2)	2,000	1,999,540
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 4.50%, (67% of 3 mo. SOFR + 0.70%), 12/15/26(2)	2,095	2,075,831
		$ 79,625,350
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 7.8%
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation):
5.00%, 7/15/24	$300	$ 298,794
5.00%, 7/15/25	250	247,590
Brookhaven Local Development Corp., NY, (Jefferson's Ferry), 5.25%, 11/1/26	365	367,865
Bucks County Industrial Development Authority, PA, (Pennswood Village), 5.00%, 10/1/24	800	802,608
California Public Finance Authority, (Enso Village), Green Bonds, 2.125%, 11/15/27(1)	770	738,584
Colorado Health Facilities Authority, (Aberdeen Ridge):
2.125%, 5/15/28	1,500	1,371,165
2.625%, 5/15/29	2,000	1,798,060
Colorado Health Facilities Authority, (Christian Living Neighborhoods):
4.00%, 1/1/24	540	538,445
4.00%, 1/1/27	200	192,328
4.00%, 1/1/28	240	228,175
Florida Development Finance Corp. (The Glenridge on Palmer Ranch):
4.00%, 6/1/24(1)	105	103,944
4.00%, 6/1/25(1)	110	107,220
4.00%, 6/1/26(1)	110	105,540
5.00%, 6/1/31(1)	285	270,357
5.00%, 6/1/35(1)	225	204,716
Florida Development Finance Corp., (Mayflower Retirement Community), 2.375%, 6/1/27(1)	130	123,464
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/23	355	354,294
5.00%, 12/1/24	425	419,377
5.00%, 12/1/30	500	461,595
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court), 2.25%, 10/1/28(1)	3,665	3,085,014
Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	430	386,364
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 4.68%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	725	708,687
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.00%, 5/15/27	2,240	2,055,827
James City County Economic Development Authority, VA, (Williamsburg Landing), 4.00%, 12/1/24	415	411,178
Kentwood Economic Development Corp., MI, (Holland Home Obligated Group), 4.00%, 11/15/31	500	445,050
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 4.00%, 11/15/23(1)	575	574,045

11
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
4.00%, 10/1/25(1)	$515	$ 501,914
4.00%, 10/1/26(1)	1,000	961,490
4.00%, 10/1/27(1)	400	379,288
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/23	125	124,800
4.00%, 12/1/24	150	148,527
4.00%, 12/1/25	100	98,341
4.00%, 12/1/26	150	146,756
4.00%, 12/1/27	200	194,966
4.00%, 12/1/28	200	194,390
4.00%, 12/1/29	250	241,830
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), Green Bonds, 1.20%, 6/1/28	2,000	1,677,000
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	705	612,596
5.625%, 7/1/46(1)	425	365,806
5.75%, 7/1/54(1)	1,130	961,133
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	630	604,170
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven):
4.25%, 10/1/26	3,000	2,919,450
4.50%, 10/1/26	3,000	2,919,780
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	400	376,348
5.00%, 7/1/31	670	623,803
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 4.00%, 1/1/25	1,705	1,659,613
North Carolina Medical Care Commission, (Galloway Ridge):
4.00%, 1/1/25	250	245,442
4.00%, 1/1/26	240	232,085
5.00%, 1/1/27	565	554,525
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	2,500	2,712,400
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
4.00%, 5/15/27	1,240	1,138,047
5.00%, 5/15/26	1,000	959,730
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/26	300	290,274
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Polk County Industrial Development Authority, FL, (Carpenter's Home Estates, Inc.), 5.00%, 1/1/29	$310	$ 304,789
Public Finance Authority, WI, (Penick Village), 4.00%, 9/1/29(1)	450	397,102
Public Finance Authority, WI, (SearStone CCRC), 2.25%, 6/1/27(1)	2,000	1,838,140
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/24	1,450	1,446,911
5.00%, 4/1/25	1,510	1,499,505
5.00%, 4/1/26	1,595	1,575,174
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman):
4.00%, 11/15/24	200	197,652
4.00%, 11/15/25	275	268,774
5.00%, 11/15/27	300	297,345
5.00%, 11/15/29	115	112,975
5.00%, 11/15/30	180	175,883
St. Johns County Industrial Development Authority, FL, (Vicar's Landing):
4.00%, 12/15/24	145	142,432
4.00%, 12/15/25	180	174,139
4.00%, 12/15/26	375	357,195
4.00%, 12/15/27	215	201,578
4.00%, 12/15/28	200	185,380
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group):
5.00%, 9/1/24	1,490	1,485,992
5.00%, 9/1/25	1,615	1,606,214
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.):
4.00%, 12/1/23	235	234,711
4.00%, 12/1/24	245	242,690
4.00%, 12/1/25	250	245,425
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	620	583,476
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
1.50%, 12/1/27	1,960	1,770,331
4.00%, 12/1/24	225	221,958
4.00%, 12/1/25	275	267,990
4.00%, 12/1/26	240	230,945
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/23	230	230,069
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	997,370
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/25(1)	1,165	1,152,616

12
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/24(1)	$360	$ 358,751
5.00%, 1/1/25(1)	385	378,567
5.00%, 1/1/26(1)	400	387,936
Wayzata, MN, (Folkestone Senior Living Community):
3.00%, 8/1/24	100	98,726
3.00%, 8/1/25	100	97,170
3.00%, 8/1/26	250	238,985
		$ 58,249,686
Special Tax Revenue — 3.4%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/27	$400	$ 404,004
5.00%, 5/1/28	575	583,010
5.00%, 5/1/29	600	607,542
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/32(1)	3,000	3,017,610
Baltimore, MD, (Harbor Point):
2.80%, 6/1/25(1)	125	120,184
2.85%, 6/1/26(1)	135	127,117
2.95%, 6/1/27(1)	175	161,628
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 10/1/29	5,950	5,953,570
Massachusetts School Building Authority, 4.00%, 1/15/37	3,650	3,455,638
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	1,000	1,007,860
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/36	2,500	2,534,875
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 4.00%, 3/1/28	225	212,375
Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	4,246	4,098,239
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	770	672,888
Tolomato Community Development District, FL, 2.625%, 5/1/27	1,000	933,730
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.00%, 11/15/32	1,800	1,962,756
		$ 25,853,026
Student Loan — 0.9%
Massachusetts Educational Financing Authority:
(AMT), 3.50%, 7/1/33	$2,745	$ 2,660,536
(AMT), 3.625%, 7/1/38	1,500	1,263,885
Security	Principal Amount (000's omitted)	Value
Student Loan (continued)
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/25	$2,850	$ 2,874,510
		$ 6,798,931
Transportation — 11.7%
Broward County, FL, Airport System Revenue, (AMT), 5.00%, 10/1/30	$2,500	$ 2,517,550
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 6/30/27	695	704,855
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/25	2,000	2,000,280
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 11/15/28	7,680	7,972,224
(AMT), 5.00%, 11/15/30	7,170	7,511,579
(AMT), 5.00%, 12/1/32	6,350	6,499,923
Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	1,000	971,610
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/25	5,285	5,355,713
Illinois Toll Highway Authority, 5.00%, 1/1/38	5,000	4,999,900
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	5,235	5,383,360
Massachusetts Port Authority:
(AMT), 5.00%, 7/1/30	1,500	1,558,545
(AMT), 5.00%, 7/1/34	2,405	2,416,905
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,000	1,021,090
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/33	5,000	5,029,750
Series 2019A, (AMT), 5.00%, 10/1/28	1,685	1,747,901
Pennsylvania Turnpike Commission, 4.58%, (SIFMA + 0.60%), 12/1/23(2)	1,000	1,000,250
Port Authority of New York and New Jersey:
4.00%, 12/1/25	1,125	1,132,954
(AMT), 5.00%, 9/15/32	3,000	3,074,310
Port of Seattle, WA:
(AMT), 5.00%, 7/1/27	10,000	10,000,600
(AMT), 5.00%, 8/1/30	2,500	2,605,975
(AMT), 5.00%, 5/1/33	2,045	2,085,573
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/32	3,500	3,567,865
South Jersey Transportation Authority, NJ, 5.00%, 11/1/39	280	268,078
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), (AMT), 5.00%, 12/1/31	8,500	8,546,155
		$ 87,972,945

13
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 3.0%
Great Lakes Water Authority, MI, Sewage Disposal System Revenue, 5.00%, 7/1/31	$10,000	$ 10,250,600
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.00%, 7/1/28	860	866,725
San Antonio Water System, TX, 4.00%, 5/15/36	3,000	3,005,790
Seminole County, FL, Water and Sewer Revenue, 4.00%, 10/1/33	5,600	5,359,984
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/33	3,220	3,081,283
		$ 22,564,382
Total Tax-Exempt Municipal Obligations (identified cost $705,921,774)		$683,459,934

Taxable Municipal Obligations — 5.4%
Security	Principal Amount (000's omitted)	Value
Education — 0.5%
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(1)	$2,180	$ 2,148,412
Forest Grove, OR, (Pacific University), 1.65%, 5/1/24	320	311,488
Indiana Finance Authority, (Depauw University), 4.20%, 7/1/24	400	394,204
New York Dormitory Authority, (State University of New York), 1.366%, 7/1/25	755	701,621
		$ 3,555,725
General Obligations — 1.0%
California, 5.222%, 3/1/24	$3,850	$ 3,845,111
Cecil County, MD, 1.20%, 11/1/27	420	360,923
Douglas County School District No. 17, NE, 1.048%, 6/15/26	585	523,674
Livermore Valley Joint Unified School District, CA, 1.335%, 8/1/26	3,290	2,956,328
		$ 7,686,036
Hospital — 0.6%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$1,695	$ 1,676,728
Conway, AR, (Conway Regional Medical Center):
1.15%, 8/1/24	250	239,842
1.75%, 8/1/26	250	223,178
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$1,025	$ 953,793
University of Wisconsin Hospitals and Clinics Authority, 1.69%, 4/1/26	1,750	1,594,950
		$ 4,688,491
Housing — 0.3%
Maryland Community Development Administration, (FHLMC), (FNMA), (GNMA), (SPA: Royal Bank of Canada), 5.35%, 7/1/45(4)	$2,000	$ 2,000,000
		$ 2,000,000
Insured - General Obligations — 0.1%
Bureau County Township High School District No. 502, IL, (BAM), 1.356%, 12/1/27	$620	$ 525,140
Valley View School District, PA, (BAM), 2.20%, 5/15/26	500	454,280
		$ 979,420
Insured - Special Tax Revenue — 0.4%
Bexar County, TX, Venue Project Revenue:
(AGM), 1.272%, 8/15/26	$550	$ 490,672
(AGM), 1.573%, 8/15/27	500	436,050
(AGM), 1.743%, 8/15/28	750	637,830
(AGM), 1.924%, 8/15/29	1,535	1,273,620
		$ 2,838,172
Insured - Transportation — 0.6%
Miami-Dade County, FL, Seaport Revenue, (AGM), 1.349%, 10/1/26	$4,860	$ 4,324,865
		$ 4,324,865
Senior Living/Life Care — 0.2%
Indiana Finance Authority, (BHI Senior Living), 2.52%, 11/15/26	$510	$ 458,225
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), Green Bonds, 1.25%, 6/1/26	1,305	1,184,496
		$ 1,642,721
Special Tax Revenue — 1.0%
Illinois, Sales Tax Revenue:
1.253%, 6/15/25	$2,000	$ 1,851,160
1.453%, 6/15/26	3,000	2,676,690

14
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	$3,500	$ 2,876,300
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	330	303,706
		$ 7,707,856
Transportation — 0.4%
Central Texas Regional Mobility Authority, 1.585%, 1/1/26	$1,150	$ 1,052,745
Port of Seattle, WA, 3.475%, 8/1/24	2,000	1,964,540
		$ 3,017,285
Water and Sewer — 0.3%
Metropolitan Water District of Southern California, (SPA: TD Bank, N.A.), 5.33%, 7/1/37(4)	$2,450	$ 2,450,000
		$ 2,450,000
Total Taxable Municipal Obligations (identified cost $43,825,314)		$ 40,890,571

U.S. Treasury Obligations — 0.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Note, 5.00%, 8/31/25	$6,500	$ 6,487,305
Total U.S. Treasury Obligations (identified cost $6,505,644)		$ 6,487,305
Total Investments — 100.3% (identified cost $778,541,073)		$752,342,165
Other Assets, Less Liabilities — (0.3)%		$ (2,386,318)
Net Assets — 100.0%		$749,955,847
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2023, the aggregate value of these securities is $44,062,393 or 5.9% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2023.
(3)	When-issued security.
(4) Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at September 30, 2023.
At September 30, 2023, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is less than 10% individually.
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2023, 2.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 1.5% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

15
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Statement of Assets and Liabilities (Unaudited)

September 30, 2023
Assets
Investments, at value (identified cost $778,541,073)	$ 752,342,165
Cash	596
Interest receivable	8,153,184
Receivable for investments sold	4,951,504
Receivable for Fund shares sold	1,842,283
Trustees' deferred compensation plan	33,746
Total assets	$767,323,478
Liabilities
Demand note payable	$ 370,000
Payable for when-issued securities	11,624,760
Payable for Fund shares redeemed	4,210,270
Distributions payable	610,144
Payable to affiliates:
Investment adviser and administration fee	250,647
Distribution and service fees	28,954
Trustees' deferred compensation plan	33,746
Accrued expenses	239,110
Total liabilities	$ 17,367,631
Net Assets	$749,955,847
Sources of Net Assets
Paid-in capital	$ 816,467,725
Accumulated loss	(66,511,878)
Net Assets	$749,955,847
Class A Shares
Net Assets	$ 131,507,149
Shares Outstanding	13,869,247
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.48
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 9.80
Class C Shares
Net Assets	$ 15,986,532
Shares Outstanding	1,760,223
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.08
Class I Shares
Net Assets	$ 602,462,166
Shares Outstanding	63,508,674
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.49
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
16
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
September 30, 2023
Investment Income
Interest income	$ 14,343,731
Total investment income	$ 14,343,731
Expenses
Investment adviser and administration fee	$ 1,644,802
Distribution and service fees:
Class A	107,676
Class C	84,054
Trustees’ fees and expenses	26,321
Custodian fee	97,892
Transfer and dividend disbursing agent fees	139,117
Legal and accounting services	43,648
Printing and postage	15,787
Registration fees	44,541
Miscellaneous	70,771
Total expenses	$ 2,274,609
Net investment income	$ 12,069,122
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (4,840,841)
Net realized loss	$ (4,840,841)
Change in unrealized appreciation (depreciation):
Investments	$ (13,764,935)
Net change in unrealized appreciation (depreciation)	$(13,764,935)
Net realized and unrealized loss	$(18,605,776)
Net decrease in net assets from operations	$ (6,536,654)
17
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Statements of Changes in Net Assets

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 12,069,122	$ 20,751,297
Net realized loss	(4,840,841)	(25,473,597)
Net change in unrealized appreciation (depreciation)	(13,764,935)	5,401,730
Net increase (decrease) in net assets from operations	$ (6,536,654)	$ 679,430
Distributions to shareholders:
Class A	$ (1,984,877)	$ (3,484,931)
Class C	(187,946)	(310,600)
Class I	(9,619,638)	(16,799,342)
Total distributions to shareholders	$ (11,792,461)	$ (20,594,873)
Transactions in shares of beneficial interest:
Class A	$ (19,753,389)	$ (43,698,645)
Class C	(4,422,853)	(9,456,828)
Class I	(90,751,839)	(84,101,407)
Net decrease in net assets from Fund share transactions	$(114,928,081)	$ (137,256,880)
Net decrease in net assets	$(133,257,196)	$ (157,172,323)
Net Assets
At beginning of period	$ 883,213,043	$1,040,385,366
At end of period	$ 749,955,847	$ 883,213,043
18
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Financial Highlights

	Class A
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.700	$ 9.880	$ 10.280	$ 9.900	$ 10.070	$ 9.950
Income (Loss) From Operations
Net investment income(1)	$ 0.137	$ 0.194	$ 0.111	$ 0.157	$ 0.196	$ 0.224
Net realized and unrealized gain (loss)	(0.223)	(0.179)	(0.400)	0.380	(0.163)	0.121
Total income (loss) from operations	$ (0.086)	$ 0.015	$ (0.289)	$ 0.537	$ 0.033	$ 0.345
Less Distributions
From net investment income	$ (0.134)	$ (0.195)	$ (0.111)	$ (0.157)	$ (0.197)	$ (0.225)
From net realized gain	—	—	—	—	(0.006)	—
Total distributions	$ (0.134)	$ (0.195)	$ (0.111)	$ (0.157)	$ (0.203)	$ (0.225)
Net asset value — End of period	$ 9.480	$ 9.700	$ 9.880	$ 10.280	$ 9.900	$10.070
Total Return(2)	(0.90)% (3)	0.18%	(2.85)%	5.46%	0.29%	3.52% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$131,507	$154,478	$201,964	$192,676	$162,846	$ 94,489
Ratios (as a percentage of average daily net assets):
Expenses	0.66% (5)	0.65%	0.64%	0.66%	0.66%	0.70% (4)
Net investment income	2.84% (5)	2.01%	1.08%	1.55%	1.93%	2.25%
Portfolio Turnover	31% (3)	78%	57%	14%	52%	48%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01% of average daily net assets for the year ended March 31, 2019). Absent this reimbursement, total return would be lower.
(5)	Annualized.
19
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Financial Highlights — continued

	Class C
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.290	$ 9.470	$ 9.850	$ 9.480	$ 9.650	$ 9.530
Income (Loss) From Operations
Net investment income(1)	$ 0.096	$ 0.115	$ 0.033	$ 0.079	$ 0.117	$ 0.144
Net realized and unrealized gain (loss)	(0.213)	(0.178)	(0.381)	0.369	(0.165)	0.120
Total income (loss) from operations	$ (0.117)	$ (0.063)	$ (0.348)	$ 0.448	$ (0.048)	$ 0.264
Less Distributions
From net investment income	$ (0.093)	$ (0.117)	$ (0.032)	$ (0.078)	$ (0.116)	$ (0.144)
From net realized gain	—	—	—	—	(0.006)	—
Total distributions	$ (0.093)	$ (0.117)	$ (0.032)	$ (0.078)	$ (0.122)	$ (0.144)
Net asset value — End of period	$ 9.080	$ 9.290	$ 9.470	$ 9.850	$ 9.480	$ 9.650
Total Return(2)	(1.27)% (3)	(0.65)%	(3.54)%	4.74%	(0.53)%	2.79% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,987	$20,818	$30,887	$32,499	$35,156	$28,258
Ratios (as a percentage of average daily net assets):
Expenses	1.41% (5)	1.41%	1.39%	1.41%	1.41%	1.45% (4)
Net investment income	2.08% (5)	1.24%	0.34%	0.81%	1.20%	1.51%
Portfolio Turnover	31% (3)	78%	57%	14%	52%	48%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01% of average daily net assets for the year ended March 31, 2019). Absent this reimbursement, total return would be lower.
(5)	Annualized.
20
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.710	$ 9.890	$ 10.290	$ 9.900	$ 10.080	$ 9.950
Income (Loss) From Operations
Net investment income(1)	$ 0.144	$ 0.210	$ 0.127	$ 0.173	$ 0.212	$ 0.237
Net realized and unrealized gain (loss)	(0.223)	(0.180)	(0.401)	0.389	(0.173)	0.133
Total income (loss) from operations	$ (0.079)	$ 0.030	$ (0.274)	$ 0.562	$ 0.039	$ 0.370
Less Distributions
From net investment income	$ (0.141)	$ (0.210)	$ (0.126)	$ (0.172)	$ (0.213)	$ (0.240)
From net realized gain	—	—	—	—	(0.006)	—
Total distributions	$ (0.141)	$ (0.210)	$ (0.126)	$ (0.172)	$ (0.219)	$ (0.240)
Net asset value — End of period	$ 9.490	$ 9.710	$ 9.890	$ 10.290	$ 9.900	$ 10.080
Total Return(2)	(0.83)% (3)	0.33%	(2.70)%	5.72%	0.34%	3.78% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$602,462	$707,917	$807,534	$664,004	$616,381	$439,012
Ratios (as a percentage of average daily net assets):
Expenses	0.51% (5)	0.50%	0.49%	0.51%	0.51%	0.55% (4)
Net investment income	2.98% (5)	2.16%	1.23%	1.71%	2.09%	2.37%
Portfolio Turnover	31% (3)	78%	57%	14%	52%	48%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01% of average daily net assets for the year ended March 31, 2019). Absent this reimbursement, total return would be lower.
(5)	Annualized.
21
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Short Duration Municipal Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of September 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees—Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
22

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Notes to Financial Statements (Unaudited) — continued

G   Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Interim Financial Statements—The interim financial statements relating to September 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At March 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $36,234,663 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2023, $22,549,122 are short-term and $13,685,541 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 777,954,437
Gross unrealized appreciation	$ 1,503,126
Gross unrealized depreciation	(27,115,398)
Net unrealized depreciation	$ (25,612,272)
23

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375%
$2.5 billion but less than $5 billion	0.360%
$5 billion and over	0.350%
For the six months ended September 30, 2023, the investment adviser and administration fee amounted to $1,644,802 or 0.40% (annualized) of the Fund’s average daily net assets.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2023, EVM earned $3,296 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,814 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2023. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended September 30, 2023 in the amount of $2,778. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund's average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2023 amounted to $107,676 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2023, the Fund paid or accrued to EVD $70,045 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2023 amounted to $14,009 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2023, the Fund was informed that EVD received approximately $900 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
24

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $254,076,842 and $329,829,497, respectively, for the six months ended September 30, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended September 30, 2023 (Unaudited)		Year Ended March 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	696,816	$ 6,721,543	4,476,718	$ 43,253,223
Issued to shareholders electing to receive payments of distributions in Fund shares	173,300	1,666,003	305,040	2,946,422
Redemptions	(2,920,139)	(28,140,935)	(9,296,521)	(89,898,290)
Net decrease	(2,050,023)	$ (19,753,389)	(4,514,763)	$ (43,698,645)
Class C
Sales	58,860	$ 546,655	482,376	$ 4,481,022
Issued to shareholders electing to receive payments of distributions in Fund shares	17,228	158,678	28,031	259,224
Redemptions	(555,641)	(5,128,186)	(1,533,095)	(14,197,074)
Net decrease	(479,553)	$ (4,422,853)	(1,022,688)	$ (9,456,828)
Class I
Sales	7,432,104	$ 71,664,536	51,064,456	$ 494,345,285
Issued to shareholders electing to receive payments of distributions in Fund shares	657,251	6,323,309	1,197,907	11,580,694
Redemptions	(17,497,735)	(168,739,684)	(61,010,643)	(590,027,386)
Net decrease	(9,408,380)	$ (90,751,839)	(8,748,280)	$ (84,101,407)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At September 30, 2023, the Fund had a balance outstanding pursuant to this line of credit of $370,000 at an annual interest rate of 6.33%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at September 30, 2023. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2023. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2023.
Effective October 24, 2023, the Fund renewed its line of credit agreement, which expires October 22, 2024. In connection with the renewal, the borrowing limit was decreased to $650 million.
25

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 20,699,707	$ —	$ 20,699,707
Tax-Exempt Mortgage-Backed Securities	—	804,648	—	804,648
Tax-Exempt Municipal Obligations	—	683,459,934	—	683,459,934
Taxable Municipal Obligations	—	40,890,571	—	40,890,571
U.S. Treasury Obligations	—	6,487,305	—	6,487,305
Total Investments	$ —	$752,342,165	$ —	$752,342,165
26

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.
27

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Short Duration Municipal Opportunities Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.
28

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
29

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Board of Trustees’ Contract Approval — continued

Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
30

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/
Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
31

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2023
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
32

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
33

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
34

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23358    9.30.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date:	November 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 21, 2023

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date:	November 21, 2023